                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6173
                  --------------------------------------------

                        UBS MUNICIPAL MONEY MARKET SERIES
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                        UBS Global Asset Management (US)
                                      Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                         (Name and address of agent for
                                    service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


     Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

ANNUAL REPORT

JUNE 30, 2003

UBS RMA FUNDS

August 15, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGERS SUSAN RYAN AND DEBBIE BAGGETT

Q. HOW DID THE FUNDS PERFORM DURING THE PERIOD?

A. Short-term interest rates fell during the period. As a result, when the holdings in the funds' portfolios matured, they had to be replaced with securities that offered lower yields. Therefore, the Funds' seven-day current yields declined during the fiscal year. As of June 30, 2003, they were: UBS RMA Money Market Portfolio--0.55%; UBS RMA U.S. Government Portfolio--0.58%; UBS RMA Tax-Free Fund Inc.--0.39%; UBS RMA California Municipal Money Fund--0.39%; UBS RMA New York Municipal Money Fund--0.35%; and UBS RMA New Jersey Municipal Money Fund--0.23%. (For more on the Funds' and Portfolios' performance, refer to "Performance At A Glance" on page 5.)

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Other than a brief revival during the third quarter of 2002, the US economy was generally weak during the funds' fiscal year. As the reporting period began in July 2002, the economy appeared to be moving in the right direction. Gross domestic product (GDP) rose 4.0% during the third quarter of 2002, following an anemic 1.7% rate in the prior quarter. This growth spurt was short lived, though, as the prospect of a war in Iraq, heightened threats of terrorism, turmoil in the Middle East, tepid corporate spending and a weak stock market all served

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO,
UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER (BOTH PORTFOLIOS):
Susan P. Ryan, UBS Global Asset Management (US) Inc.

COMMENCEMENT (BOTH PORTFOLIOS):
October 4, 1982

UBS RMA TAX-FREE FUND INC.,
UBS RMA CALIFORNIA MUNICIPAL MONEY FUND,
UBS RMA NEW YORK MUNICIPAL MONEY FUND,
UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER (ALL FOUR FUNDS):
Debbie Baggett, UBS Global Asset Management (US) Inc.

COMMENCEMENT:
October 4, 1982 (Tax-Free)
November 7, 1988 (California Municipal)
November 10, 1988 (New York Municipal)
February 1, 1991 (New Jersey Municipal)

DIVIDEND PAYMENTS (ALL SIX FUNDS/PORTFOLIOS):
Monthly
   to undermine the economy. GDP fell to 1.4% during the last three months of 2002, and remained unchanged in the first quarter of 2003.

Q. WHAT ARE SOME OF THE REASONS BEHIND THE TEPID ECONOMIC GROWTH?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This was in sharp contrast to corporate spending, which continued to be subdued as many companies postponed major purchases pending clearer signs of a sustainable economic recovery. However, in early 2003, both consumer and corporate spending weakened. Geopolitical concerns, a spike in oil prices, rising unemployment, and severe weather in parts of the country served to further undermine the economy. In the aftermath of major conflict in Iraq, no clear spending picture has emerged.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING ECONOMY?

A. During the first four months of the reporting period, the Fed kept rates steady. Then, at its November 2002 meeting, the Fed, acknowledging that the economy had hit a "soft spot," lowered the federal funds rate one half of a percentage point to 1.25%.

   In the months that followed, the Fed deferred from making additional rate cuts, although it made it clear that it was assuming a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed alluded to the possibility of a future rate cut, citing that it viewed economic weakness to be a greater risk than inflation. Many took the statement to mean that a rate cut would likely be implemented at the Fed's next meeting. It came as no surprise, then, when, in an endnote to the period, the Fed moved to lower the federal funds rate by a quarter of a percentage point at its June 25, 2003 Federal Open Market Committee meeting. The move brought the rate to 1.0%--its lowest level since 1958. In explaining the move, the Fed cited that the economy had yet to exhibit sustainable growth, and that "a slightly more expansive monetary policy would add further support for an economy which it expects to improve over time."

Q. HOW WERE THE FUNDS MANAGED IN THIS TURBULENT ENVIRONMENT?

A. In terms of investment strategies, the funds continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The funds' longer-term securities--with maturities up to around one year--were used to lock in higher yields as interest rates fell. At the same time, their shorter-term securities--typically one month or less in duration--provided liquidity.

   With the combination of a weak economy, uncertainty regarding the outcome and repercussions of the war in Iraq, and corporate accounting scandals, the credit markets were extremely volatile during the period. Therefore, within both UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we emphasized US government securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued some areas of the corporate credit markets. Within UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, and UBS RMA New Jersey Municipal Money Fund, we also emphasized credit quality and liquidity, which enabled us to avoid the credit problems and downgrades that occurred in the municipal market.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. In our last report to shareholders, we stated that we were skeptical about the strength of an economic recovery. This proved to be well-founded, as there have been few indications that a sustained economic upturn is taking place. Despite the rapid conclusion to the war in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown and the situation in North Korea remains volatile.

   In the US, one could look at the economic "glass" as either being half full, or half empty. Among the positives, major combat in Iraq has ended and consumer confidence has risen since the height of the war. Oil prices have fallen sharply, and low interest rates continue to spur mortgage refinancing, which places more money in consumers' pockets. The stock market has rallied, and an economic stimulus package was approved by Congress.

   On the other hand, unemployment remains high, and the economy will have to gain momentum in order to stimulate the labor market. The housing market may have peaked, and consumer debt levels are high. Finally, the Fed has less mobility to lower short-term interest rates--although Chairman Greenspan has indicated his willingness to lower rates again if the economy fails to recover as anticipated.

   Against this backdrop, credit quality and liquidity will continue to be of paramount importance. To this end, specifically to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we intend to keep a large portion of each Portfolio allocated to US government securities. For all Funds and Portfolios, we expect to continue employing a barbell strategy for as long as spreads between short-term instruments and one-year maturities continue to support such a strategy.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas                          /s/ Susan P. Ryan
JOSEPH A. VARNAS                              SUSAN P. RYAN
PRESIDENT                                     PORTFOLIO MANAGER
UBS RMA Money Fund, Inc.                      UBS RMA Money Market Portfolio
  (UBS RMA Money Market                       UBS RMA U.S. Government Portfolio
  Portfolio and UBS RMA                       EXECUTIVE DIRECTOR
  U.S. Government Portfolio)                  UBS Global Asset Management
UBS RMA Tax-Free Fund, Inc.                     (US) Inc.
UBS Managed Municipal Trust
  (UBS RMA California Municipal
  Money Fund and UBS RMA
  New York Municipal Money Fund)
UBS Money Market
  Series (UBS RMA New Jersey
  Municipal Money Fund)
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Debbie Baggett
DEBBIE BAGGETT
PORTFOLIO MANAGER
UBS RMA Tax-Free Fund, Inc.
UBS RMA California Municipal Money Fund
UBS RMA New York Municipal Money Fund
UBS RMA New Jersey Municipal Money Fund
DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Funds and Portfolios performed during the fiscal year ended June 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds and Portfolios. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a Fund or Portfolio contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS RMA FUNDS

PERFORMANCE AT A GLANCE

                                       7-DAY       7-DAY       WEIGHTED
YIELDS AND CHARACTERISTICS            CURRENT    EFFECTIVE     AVERAGE
AS OF JUNE 30, 2003*                   YIELD       YIELD      MATURITY**       NET ASSETS
-----------------------------------------------------------------------------------------
UBS RMA Money Market Portfolio          0.55%       0.55%      79 days    $  21.8 billion
-----------------------------------------------------------------------------------------
UBS RMA U.S. Government Portfolio       0.58%       0.59%      69 days    $   2.5 billion
-----------------------------------------------------------------------------------------
UBS RMA Tax-Free Fund Inc.              0.39%       0.39%      26 days    $   3.2 billion
-----------------------------------------------------------------------------------------
UBS RMA California Municipal
  Money Fund                            0.39%       0.39%      34 days    $ 767.0 million
-----------------------------------------------------------------------------------------
UBS RMA New York Municipal
  Money Fund                            0.35%       0.35%      37 days    $ 588.9 million
-----------------------------------------------------------------------------------------
UBS RMA New Jersey Municipal
  Money Fund                            0.23%       0.23%      37 days    $ 161.9 million
-----------------------------------------------------------------------------------------

* Yields will flucuate. Performance data quoted represent past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.

** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.

UBS RMA MONEY MARKET PORTFOLIO

Statement of Net Assets -- June 30, 2003

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--40.46%

$1,621,000    U.S. Treasury Bills(1)                               07/03/03 to    1.125 to
                                                                   10/02/03       1.230%@             $  1,619,146,633
   100,000    U.S. Treasury Notes(1)                               03/31/04       3.625@                   101,787,908
   294,000    Federal Farm Credit Bank                             07/01/03       1.000 to
                                                                                  1.020*                   293,988,033
    99,500    Federal Farm Credit Bank                             12/29/03       1.070@                    98,964,718
 2,470,795    Federal Home Loan Bank                               03/05/04 to    1.070 to
                                                                   07/16/04       1.410                  2,470,795,000
   618,900    Federal Home Loan Bank                               07/01/03       1.025 to
                                                                                  1.280*                   618,832,361
   300,000    Federal Home Loan Bank                               07/02/03 to    1.100 to
                                                                   07/09/03       1.190@                   299,968,959
    94,300    Federal Home Loan Mortgage Corp.(1)                  11/15/03 to    3.250 to
                                                                   01/15/04       6.375                     95,343,357
   513,523    Federal Home Loan Mortgage Corp.                     07/08/03 to    0.900 to
                                                                   09/30/03       1.140@                   512,909,359
   125,000    Federal National Mortgage Association                05/07/04       1.380                    125,000,000
   203,000    Federal National Mortgage Association                07/01/03       1.000 to
                                                                                  1.020*                   202,994,859
 1,794,692    Federal National Mortgage Association                07/02/03 to    0.890 to
                                                                   12/17/03       1.800@                 1,792,410,872
   601,500    Student Loan Marketing Association                   07/02/03 to    1.400 to
                                                                   05/07/04       2.600                    601,499,975
Total U.S. Government and Agency Obligations
  (cost--$8,833,642,034)                                                                                 8,833,642,034
----------------------------------------------------------------------------------------------------------------------

BANK NOTES--2.20%

   U.S.--2.20%
   100,000    LaSalle Bank N.A.                                    07/28/03       2.190                     99,995,608
   380,000    Wells Fargo Bank N.A.                                07/01/03       1.030 to
                                                                                  1.050*                   380,000,000
Total Bank Notes (cost--$479,995,608)                                                                      479,995,608
----------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--11.23%

   U.S.--1.42%
   125,000    State Street Bank & Trust Co.                        07/09/04       1.140                    125,000,000
   185,000    SunTrust Bank                                        07/01/03       1.140*                   184,997,250
                                                                                                           309,997,250

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   NON-U.S.--9.81%
  $208,000    Abbey National Treasury                              07/01/03       1.025 to
                                                                                  1.048*              $    207,973,579
   203,000    ABN-AMRO Bank N.V.                                   07/01/03       1.120*                   203,000,000
    95,000    Bayerische Landesbank Girozentrale                   05/21/04       1.450%                    95,000,000
   350,000    Credit Agricole Indosuez                             07/02/03       1.240 to
                                                                                  1.250                    350,000,000
   100,000    Credit Suisse First Boston                           07/03/03       1.265                    100,000,000
   110,000    Deutsche Bank AG                                     07/01/03       1.130*                   110,000,000
   250,000    Rabobank Nederland N.V.                              07/01/03       1.020*                   249,952,619
   100,000    Royal Bank of Scotland PLC                           07/07/03       1.240                    100,001,807
    75,000    Svenska Handelsbanken                                12/31/03       1.180                     74,971,539
   587,000    Westdeutcshe Landesbank Girozentrale                 07/01/03 to    1.024 to
                                                                   04/21/04       1.050*                   586,945,345
    64,000    Westdeutsche Landesbank Girozentrale                 04/21/04       1.500                     64,000,000
                                                                                                         2,141,844,889
Total Certificates of Deposit
  (cost--$2,451,842,139)                                                                                 2,451,842,139
----------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--1.83%

   BANKING-NON-U.S.--1.83%
   200,000    Credit Lyonnais                                      07/01/03       1.344                    200,000,000
   200,000    Deutsche Bank AG                                     07/01/03       1.390                    200,000,000
Total Time Deposit (cost--$400,000,000)                                                                    400,000,000
----------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--37.09%

   ASSET BACKED-AUTO & TRUCK--0.92%
   200,000    New Center Asset Trust                               07/23/03       1.250                    199,847,222

   ASSET BACKED-MISCELLANEOUS--15.87%
    50,000    Amsterdam Funding Corp.                              07/09/03       1.240                     49,986,222
   330,000    Asset Securitization Cooperative Corp.               07/10/03 to    1.020 to
                                                                   08/20/03       1.250                    329,829,562
    31,938    Barton Capital Corp.                                 07/08/03       1.240                     31,930,299
   560,204    Falcon Asset Securitization Corp.                    07/01/03 to    0.950 to
                                                                   07/29/03       1.260                    560,007,666
   315,000    Galaxy Funding, Inc.                                 07/14/03 to    0.930 to
                                                                   09/26/03       1.270                    314,595,628
    40,000    Giro Funding U.S. Corp.                              07/07/03       1.250                     39,991,667

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
  $124,326    Giro Multi-Funding Corp.                             07/15/03 to    1.000 to
                                                                   07/21/03       1.050%              $    124,260,511
   400,000    Grampian Funding LLC                                 07/24/03 to    0.930 to
                                                                   10/23/03       1.050                    399,604,250
   160,349    Old Line Funding Corp.                               07/10/03 to    1.000 to
                                                                   08/01/03       1.240                    160,262,766
   540,300    Preferred Receivables Funding Corp.                  07/07/03 to    0.960 to
                                                                   07/30/03       1.230                    540,096,892
   115,000    Quincy Capital Corp.                                 07/15/03       1.000                    114,955,278
   240,076    Receivables Capital Corp.                            07/16/03 to    0.960 to
                                                                   07/18/03       0.980                    239,974,943
   160,718    Thunderbay Funding                                   07/17/03 to    1.000 to
                                                                   08/05/03       1.080                    160,587,306
    15,065    Triple-A One Funding Corp.                           07/07/03       1.210                     15,061,962
   183,000    Variable Funding Capital Corp.                       07/09/03 to    1.050 to
                                                                   07/17/03       1.200                    182,929,600
   200,000    Windmill Funding Corp.                               07/09/03 to    1.050 to
                                                                   07/15/03       1.240                    199,936,056
                                                                                                         3,464,010,608

   AUTOMOBILE OEM--0.39%
    50,000    BMW U.S. Capital, Inc.                               07/15/03       1.240                     49,975,889
    34,694    Volkswagen of America, Inc.                          07/07/03       0.950                     34,688,507
                                                                                                            84,664,396

   BANKING-U.S.--7.00%
   100,000    ANZ (Deleware), Inc.                                 08/18/03       1.000                     99,866,667
   100,000    Barclays U.S. Funding Corp.                          08/26/03       0.920                     99,856,889
   124,000    Credit Lyonnais North America, Inc.                  08/15/03       1.010                    123,843,450
    75,000    Danske Corp.                                         07/01/03       1.230                     75,000,000
   300,000    Dexia Delaware LLC                                   07/07/03       1.240                    299,938,000
   189,900    Nordea North America, Inc.                           07/15/03 to    0.900 to
                                                                   09/18/03       1.095                    189,664,372
   330,000    San Paolo IMI U.S. Financial Co.                     07/02/03 to    1.000 to
                                                                   08/18/03       1.240                    329,841,328
    50,000    Societe Generale North America, Inc.                 07/07/03       1.245                     49,989,625
   160,000    Stadshypotek Del, Inc.                               07/16/03 to    1.080 to
                                                                   07/29/03       1.250                    159,897,517
   100,000    Westpac Banking Corp.                                09/09/03       0.900                     99,825,000
                                                                                                         1,527,722,848

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   BANKING-NON-U.S.--3.35%
   $77,000    Bank of Ireland                                      07/02/03       1.230%              $     76,997,369
   264,319    HBOS Treasury Services PLC                           08/07/03 to    0.900 to
                                                                   09/16/03       1.100                    263,883,988
   390,000    Rabobank Nederland N.V.                              07/01/03       1.300                    390,000,000
                                                                                                           730,881,357

   BROKERAGE--3.66%
   300,000    Citigroup Global Markets Holdings, Inc.              07/24/03       0.930                    299,821,750
   200,000    Credit Suisse First Boston, Inc.                     07/07/03 to    1.100 to
                                                                   07/14/03       1.250                    199,939,444
   300,000    Morgan Stanley & Co.                                 07/01/03 to    1.020 to
                                                                   07/17/03       1.040                    299,907,556
                                                                                                           799,668,750

   FINANCE-NONCAPTIVE CONSUMER--0.46%
   100,000    American Express Credit Corp.                        07/10/03       1.090                     99,972,750

   FINANCE-NONCAPTIVE DIVERSIFIED--2.26%
    50,000    CIT Group, Inc.                                      07/28/03 to    1.000 to
                                                                   07/29/03       1.010                     49,961,720
   150,000    GE Capital International Funding, Inc.               07/25/03 to    0.920 to
                                                                   12/17/03       1.080                    149,532,111
   150,000    General Electric Capital Corp.                       08/12/03       1.160                    149,797,000
   145,000    International Lease Finance Corp.                    07/07/03 to
                                                                   07/08/03       1.180                    144,969,025
                                                                                                           494,259,856

   PHARMACEUTICALS--1.52%
    14,750    Merck & Co., Inc.                                    07/09/03       0.900                     14,747,050
   317,048    Pfizer, Inc.                                         07/08/03 to    0.910 to
                                                                   08/11/03       1.170                    316,851,903
                                                                                                           331,598,953

   TELECOM-WIRELINES--0.18%
    40,000    Verizon Network Funding Co.                          07/23/03       0.920                     39,977,511

   UTILITIES-OTHER--1.48%
   324,500    Aktiengesellsc Ag                                    07/16/03 to    0.980 to
                                                                   08/21/03       1.250                    324,200,884
Total Commercial Paper
  (cost--$8,096,805,135)                                                                                 8,096,805,135

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS*--5.94%

   ASSET BACKED-FINANCE--4.63%
  $200,000    Beta Finance, Inc.                                   07/01/03       1.075 to
                                                                                  1.330%              $    199,999,671
   154,000    CC (USA), Inc.                                       07/01/03       1.080                    154,000,000
    70,000    Dorada Finance, Inc.                                 07/01/03       1.075                     69,999,300
   586,000    K2 (USA) LLC                                         07/01/03 to    1.080 to
                                                                   07/18/03       1.330                    586,000,000
                                                                                                         1,009,998,971

   BANKING-U.S.--0.66%
   145,000    Wells Fargo & Co.                                    07/01/03       1.030                    145,000,000

   ENERGY-INTEGRATED--0.47%
   103,000    BP Capital Markets PLC                               07/01/03       1.045                    103,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--0.18%
    40,000    General Electric Capital Corp.                       07/09/03       1.342                     40,000,000
Total Short-Term Corporate Obligations
  (cost--$1,297,998,971)                                                                                 1,297,998,971
----------------------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
  (000)
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--1.52%

   328,287    AIM Liquid Assets Portfolio                          07/01/03       1.050                    328,287,392
     1,184    AIM Prime Portfolio                                  07/01/03       1.040                      1,184,151
       119    BlackRock Provident Institutional
                TempFund                                           07/01/03       1.002                        119,192
       967    Dreyfus Cash Management Fund                         07/01/03       1.006                        967,027
     1,971    Scudder Money Market Series                          07/01/03       1.040                      1,970,824
Total Money Market Funds (cost--$332,528,586)                                                              332,528,586

PRINCIPAL
  AMOUNT
  (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--6.61%

   COMMERCIAL PAPER@--2.56%
   BANKING-U.S.--0.33%
   $71,681    San Paolo IMI U.S. Financial Co.                     07/10/03       1.240                     71,681,290

  PRINCIPAL
   AMOUNT                                                           MATURITY      INTEREST
    (000)                                                             DATES        RATES                  VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--(CONCLUDED)

   BANKING-NON-U.S.--0.79%
  $171,759    Credit Agricole Indosuez
                North America, Inc.                                07/03/03       1.230%              $    171,759,057

   BROKERAGE--1.44%
   149,994    Bear Stearns Cos., Inc.                              07/01/03       1.350                    149,994,375
   164,741    Citigroup Global Markets Holdings, Inc.              07/08/03       1.230                    164,740,675
                                                                                                           314,735,050
Total Commercial Paper
  (cost--$558,175,397)                                                                                     558,175,397
----------------------------------------------------------------------------------------------------------------------
   TIME DEPOSIT--2.08%
   BANKING-NON-U.S.--2.08%
   455,000    Societe Generale
                (cost--$455,000,000)                               07/01/03       1.375                    455,000,000

 NUMBER OF
  SHARES
  (000)
----------------------------------------------------------------------------------------------------------------------
   MONEY MARKET FUNDS+--1.97%
     1,272    Aim Liquid Assets Portfolio                          07/01/03       1.050                      1,272,491
   428,301    UBS Private Money Market Fund LLC                    07/01/03       1.124                    428,300,786
Total Money Market Funds (cost--$429,573,277)                                                              429,573,277
----------------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral From
  Securities Loaned (cost--$1,442,748,674)                                                               1,442,748,674
----------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$23,335,561,147
  which approximates cost for federal income
  tax purposes) (2)--106.88%                                                                            23,335,561,147
----------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(6.88)%                                                          (1,502,686,558)
Net Assets (applicable to 21,828,883,755
  shares of common stock outstanding
  equivalent to $1.00 per share)--100.00%                                                             $ 21,832,874,589
----------------------------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2003 and reset periodically.
  @ Interest rates shown are discount rates at date of purchase.
(1) Security, or portion thereof, was on loan at June 30, 2003.
(2) Includes $1,476,692,220 of investments in securities on loan, at value.
OEM--Original Equipment Manufacturer
  + Interest rates shown reflect yield at June 30, 2003.

                      Weighted average maturity -- 79 days

                 See accompanying notes to financial statements

UBS RMA U.S. GOVERNMENT PORTFOLIO

Statement of Net Assets -- June 30, 2003

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--56.88%

  $800,000    U.S. Treasury Bills (1)                              07/10/03 to    0.805 to
                                                                   12/26/03       1.210%@             $    798,017,844
   625,000    U.S. Treasury Notes (1)                              08/15/03 to    2.750 to
                                                                   02/29/04       5.250                    629,860,031
Total U.S. Government Obligations
  (cost--$1,427,877,875)                                                                                 1,427,877,875

REPURCHASE AGREEMENTS--42.69%

   200,000    Repurchase Agreement dated 06/30/03
                with Bank One, collateralized by
                $179,512,000 U.S. Treasury Bonds,
                10.375% due 11/15/09;
                (value-$204,087,193);
                proceeds: $200,005,667                             07/01/03       1.020                    200,000,000
   300,000    Repurchase Agreement dated 06/30/03
                with Bear Stearns & Co., collateralized
                by $173,182,000 U.S. Treasury Bonds,
                6.120% to 11.250% due 05/15/09
                to 08/15/29 and $49,435,000 U.S.
                Treasury Notes, 2.750% to 4.875%
                due 10/31/03 to 02/15/12;
                (value-$311,529,701);
                proceeds: $300,009,000                             07/01/03       1.080                    300,000,000
   171,789    Repurchase Agreement dated 06/30/03
                with Deutsche Bank Securities, Inc.,
                collateralized by $357,827,815 U.S.
                Treasury Bonds, Zero Coupon to
                8.875% due 02/15/10 to 11/15/25
                and $895,475 U.S. Treasury Notes,
                Zero Coupon due 08/15/06;
                (value-$175,224,780);
                proceeds: $171,794,154                             07/01/03       1.080                    171,789,000
   400,000    Repurchase Agreement dated 06/30/03
                with Goldman Sachs Group, Inc.,
                collateralized by $75,931,000 U.S.
                Treasury Bond, 11.250% due
                02/15/15 and $264,811,000 U.S.
                Treasury Note, 4.750% due 02/15/04;
                (value-$408,000,633);
                proceeds: $400,012,000                             07/01/03       1.080                    400,000,000
Total Repurchase Agreements
  (cost--$1,071,789,000)                                                                                 1,071,789,000
----------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES        RATES                   VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.21%

     2,777    AIM Short-Term Investment
              Trust Treasury Portfolio                             07/01/03       1.010%              $      2,776,712
     2,261    Federated Treasury Securities Fund                   07/01/03       0.905                      2,260,516
        74    Goldman Treasury Investor Fund                       07/01/03       0.915                         73,653
Total Money Market Funds (cost--$5,110,881)                                                                  5,110,881
----------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--7.59%

 PRINCIPAL
  AMOUNT
  (000)
----------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT--5.14%
  $129,108    Repurchase Agreement dated 06/30/03
                with Deutsche Bank Securities., Inc.,
                collateralized by $268,924,100 U.S.
                Treasury Bonds, Zero Coupon
                to 8.875% due 02/15/10 to 11/15/25
                and $675,534 U.S. Treasury Notes,
                Zero Coupon due 08/15/06
                (value-$131,690,743); proceeds:
                $129,112,444 (cost--$129,108,571)                  07/01/03       1.080                    129,108,571

 NUMBER OF
  SHARES
  (000)
----------------------------------------------------------------------------------------------------------------------
   MONEY MARKET FUNDS+--2.45%
    61,522    AIM Short-Term Investment
                Trust Treasury Portfolio
                (cost--$61,521,566)                                07/01/03       1.010                     61,521,566
Total Investments of Cash Collateral From
  Securities Loaned (cost--$190,630,137)                                                                   190,630,137
Total Investments (cost--$2,695,407,893 which
  approximates cost for federal income tax
  purposes) (2)--107.37%                                                                                 2,695,407,893
Liabilities in excess of other assets--(7.37%)                                                            (184,954,686)
Net Assets (applicable to 2,510,824,616 shares
  of common stock outstanding equivalent
  to $1.00 per share)--100.00%                                                                        $  2,510,453,207
----------------------------------------------------------------------------------------------------------------------

(1) Security, or portion thereof, was on loan at June 30, 2003.
(2) Includes $185,126,270 of investments in securities on loan, at value. @ Interest rates shown are discount rates at date of purchase.
  + Interest rates shown reflect yield at June 30, 2003.

                      Weighted average maturity -- 69 days
                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.

STATEMENT OF NET ASSETS -- JUNE 30, 2003

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--97.72%

  ALABAMA--1.52%

  $14,135  Birmingham Alabama Refunding, Series A                           A                1.000%        $    14,135,000
   11,265  Mobile Alabama Industrial
             Development Board, Dock and
             Wharf Revenue Refunding
             (Holnam, Inc. Project), Series A                               A                0.900              11,265,000
    8,700  Mobile Alabama Industrial
             Development Board, Dock and
             Wharf Revenue Refunding
             (Holnam, Inc. Project), Series B                               A                0.950               8,700,000
   15,275  University of Alabama Revenue
             (University Hospital), Series C                                A                0.970              15,275,000
                                                                                                                49,375,000
--------------------------------------------------------------------------------------------------------------------------

  ARIZONA--2.07%

   35,000  Apache County Industrial
             Development Authority
             (Tucson Electric Power Co.)                                    A                1.050              35,000,000
   11,200  Apache County Industrial
             Development Authority
             (Tucson Electric Power Co.),
             Series B                                                       A                1.000              11,200,000
    8,000  Apache County Industrial
             Development Authority
             (Tucson Electric Power Co.
             Springerville Project)                                         A                1.150               8,000,000
    8,200  Pima County Industrial
             Development Authority Revenue
             (Tucson Electric Power Co. Ivington),
             Series A                                                       A                1.050               8,200,000
    4,700  Pinal County Pollution
             Control Revenue
             (Newmont Mining Corp.)                                         A                0.950               4,700,000
                                                                                                                67,100,000
--------------------------------------------------------------------------------------------------------------------------

  CALIFORNIA--0.78%

   18,600  California State Department of
             Water Resources Powersupply
             Revenue, Series C-4                                            A                1.050              18,600,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  CALIFORNIA--(CONCLUDED)

   $1,600  California State, Series A-3                                     A                0.950%        $     1,600,000
    5,000  California State, Series B-3                                     A                1.000               5,000,000
                                                                                                                25,200,000
--------------------------------------------------------------------------------------------------------------------------

  COLORADO--2.27%

    9,000  Colorado Housing & Finance
             Authority, Housing Revenue Multi-Family
             Class III, Series A-1                                          A                1.050               9,000,000
   10,000  Colorado Housing & Finance Authority,
             Housing Revenue, Single-Family Series C-6                      A                1.550              10,000,000
   29,000  Colorado Regional Transportation
             District Certificates of Participation
             (Transit Vehicles Project), Series A                           A                0.950              29,000,000
   17,000  East 470 Public Highway Authority Co.
             Revenue, Vehicle Registration Fee                              A                0.950              17,000,000
    8,490  Smith Creek Metropolitan
             District Revenue                                               A                0.950               8,490,000
                                                                                                                73,490,000
--------------------------------------------------------------------------------------------------------------------------

  CONNECTICUT--0.37%

   12,000  Connecticut Special Tax Obligation
             Revenue (Second Lien Transportation)                           A                1.050              12,000,000

  DISTRICT OF COLUMBIA--4.32%

   40,000  District of Columbia (Multi-Modal)
             Refunded, Series D                                             A                1.050              40,000,000
   13,115  District of Columbia (Multi-Modal),
             Series A                                                       A                1.050              13,115,000
   17,000  District of Columbia (Multi-Modal), Series B                     A                1.050              17,000,000
    5,675  District of Columbia Refunded, Series D                          A                0.950               5,675,000
   11,000  District of Columbia Revenue
             (Foundation Jewish Campus Life)                                A                1.000              11,000,000
   25,000  District of Columbia Revenue
             (George Washington University), Series B                       A                0.900              25,000,000
   10,000  District of Columbia Revenue
             (JFK Center for the Performing Arts)                           A                1.950              10,000,000
   18,055  District of Columbia Revenue
             Pooled Loan Program, Series A                                  A                1.000              18,055,000
                                                                                                               139,845,000
--------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  FLORIDA--6.79%

   $1,700  Alachua County Health Facilities
             Authority, Health Facilities Revenue
             (Shands Teaching Hospital), Series A                           A                1.000%        $     1,700,000
    5,400  Collier County Health Facilities Authority,
             Health Facilities Revenue
             (Cleveland Clinic Health), Series C-1                          A                0.980               5,400,000
    6,450  Collier County Health Facilities Authority,
             Health Facilities Revenue
             (The Moorings, Inc. Project)                                   A                0.950               6,450,000
    5,890  Dade County Industrial Development
             Authority (Dolphins Stadium Project),
             Series B                                                       A                1.000               5,890,000
    4,200  Florida Gulf Coast University
             Certificates of Participation                                  A                1.100               4,200,000
    7,600  Florida Housing Finance Agency,
             Multi-Family Housing Revenue
             (Housing Lakeside), Series B                                   A                0.950               7,600,000
    6,300  Florida Housing Finance Agency
             (Parrots Landing Project), Series A                            A                0.950               6,300,000
    5,500  Jacksonville Electric Authority Revenue
             (Electric Systems), Series F                                   A                1.000               5,500,000
    5,300  Jacksonville Electric Authority Revenue
             (Subordinated Electric Systems), Series B                      A                1.000               5,300,000
   39,000  Jacksonville Electric Authority Revenue
             (Water & Sewer Systems), Series B                              A                0.950              39,000,000
   20,000  Jacksonville Health Facilities Authority,
             Hospital Revenue, Series A                                     A                1.000              20,000,000
    8,485  Lee County Housing Finance Authority,
             Multi-Family Housing Revenue Refunding
             (Forestwood Apartments Project), Series A                      A                0.950               8,485,000
   12,900  Nassau County Pollution Control Revenue
             (Rayonier Project)                                             A                0.950              12,900,000
    5,700  Palm Beach County Housing Finance
             Authority Revenue Refunding
             (Cotton Bay Apartments Project), Series D                      A                0.950               5,700,000
    6,400  Palm Beach County Housing Finance
             Authority Revenue Refunding
             (Mahogony Bay Apartments Project),
             Series C                                                       A                0.950               6,400,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  FLORIDA--(CONCLUDED)

   $8,100  St. John's County Industrial Development
             Authority (Glenmoor St. John's Project),
             Series C                                                       A                0.950%        $     8,100,000
   55,965  Sunshine State Governmental                                                       0.970 to
             Financing Commission Revenue                                   A                1.050              55,965,000
   15,000  University of South Florida
             Foundation, Inc.                                               A                1.030              15,000,000
                                                                                                               219,890,000
--------------------------------------------------------------------------------------------------------------------------

  GEORGIA--5.59%

    4,900  Athens-Clarke County Unified Government
             Development Authority Revenue
             (UGA Real Estate Funding Project)                              A                1.000               4,900,000
    6,000  Atlanta Airport Revenue General
             Refunding, Series C-3                                          A                1.000               6,000,000
    5,000  Atlanta Development Authority Revenue
             (Clark University Project), Series A                           A                1.030               5,000,000
   27,580  Burke County Development
             Authority Pollution Control
             (Oglethorpe Power Corp.), Series A                             A                0.950              27,580,000
    4,300  De Kalb County Housing Authority,
             Multi-Family Housing Revenue Refunding
             (Post Brook Project)                                           A                1.000               4,300,000
   14,300  De Kalb County Housing Authority,
             Multi-Family Housing Revenue
             Refunding (Post Walk Project)                                  A                1.000              14,300,000
   15,935  De Kalb County Housing Authority,
             Multi-Family Housing Revenue Refunding
             (Wood Terrace Apartments Project)                              A                1.050              15,935,000
    5,030  De Kalb Private Hospital Authority
             Revenue Anticipation Certificates
             (ESR Childrens Health), Series B                               A                0.950               5,030,000
    5,000  Fulco Georgia Hospital Authority
             Revenue Anticipation Certificates
             (Shepherd Center, Inc. Project)                                A                0.950               5,000,000
   27,600  Fulton County Housing Authority,
             Multi-Family Housing Revenue Refunding
             (Spring Creek Crossing)                                        A                1.000              27,600,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  GEORGIA--(CONCLUDED)

  $12,655  Georgia Municipal Electric Authority
             Variable (Project One Subordination)                           A                1.000%        $    12,655,000
   10,000  Georgia Municipal Electric Authority
             Variable (Project One Subordination),
             Series D                                                       A                0.950              10,000,000
    4,375  Georgia Municipal Gas Authority
             Revenue (Gas Portfolio II Project),
             Series B                                                       A                1.050               4,375,000
    4,200  Georgia State, Series B                                       07/01/03            4.000               4,200,000
   10,400  Gwinnett County Housing Authority,
             Multi-Family Housing Revenue
             (Greens Apartments Project)                                    A                1.000              10,400,000
    6,000  Gwinnett County Housing Authority,
             Multi-Family Housing Revenue
             (Post Chase Project)                                           A                1.000               6,000,000
   13,150  Gwinnett County Housing Authority,
             Multi-Family Housing Revenue
             (Post Court Project)                                           A                1.000              13,150,000
    4,700  Metropolitan Atlanta Rapid Transit
             Authority (Georgia Sales Tax Revenue),
             Series B                                                       A                0.900               4,700,000
                                                                                                               181,125,000
--------------------------------------------------------------------------------------------------------------------------

  IDAHO--0.86%

    4,430  Idaho Health Facilities Authority
             Revenue (St. Lukes Regional
             Medical Center Project)                                        A                1.000               4,430,000
   12,000  Idaho State Tax Anticipation Notes                            06/30/04            2.000              12,142,440
   11,300    Power County Pollution Control
             Revenue (FMC Corp. Project)                                    A                0.950              11,300,000
                                                                                                                27,872,440
--------------------------------------------------------------------------------------------------------------------------

  ILLINOIS--9.38%

    3,500  Chicago Illinois Metropolitan
             Water Reclamation District Capital
             Improvement, Series E                                          A                0.900               3,500,000
    7,000  Chicago Illinois Metropolitan Water
             Reclamation District Refunding, Series A                       A                0.900               7,000,000
   26,500  Chicago Illinois Metropolitan Water
             Reclamation District Refunding, Series B                       A                0.900              26,500,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  ILLINOIS--(CONTINUED)

  $39,170  Chicago Illinois O'Hare International
             Airport Revenue, Series C                                      A                1.000%        $    39,170,000
   23,200  Illinois Development Finance
             Authority Pollution Control
             Revenue (Commonwealth Edison)                                  A                0.950              23,200,000
   11,400  Illinois Development Finance
             Authority Revenue
             (Chicago Symphony Orchestra)                                   A                0.950              11,400,000
    7,800  Illinois Development
             Finance Authority Revenue
             (Evanston Northwestern), Series A                              A                0.950               7,800,000
   14,100  Illinois Development Finance
             Authority Revenue
             (Francis W. Parker School Project)                             A                0.950              14,100,000
    5,510  Illinois Development Finance
             Authority Revenue (Jewish
             Federation Metropolitan
             Chigaco Project)                                               A                1.000               5,510,000
    5,145  Illinois Development Finance
               Authority Revenue
             (Jewish Federation Project)                                    A                1.000               5,145,000
   16,020  Illinois Development Finance
             Authority Revenue, Multi-Family
             Housing Revenue Refunding
             (Orleans Illinois Project)                                     A                1.050              16,020,000
    2,300  Illinois Development Finance
             Authority Revenue
             (St. Vincent De Paul Project), Series A                        A                0.900               2,300,000
    4,645  Illinois Educational Facilities
             Authority Revenue
             (Northwestern University)                                      A                1.050               4,645,000
    8,000  Illinois Health Facilities Authority
             Revenue Pooled Loan, Series C                                  A                1.050               8,000,000
   15,000  Illinois Health Facilities Authority
             Revenue (Resurrection Health),
             Series A                                                       A                0.950              15,000,000
   18,985  Illinois Health Facilities Authority
             Revenue (University of Chicago
             Hospital Project), Series C                                    A                1.000              18,985,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  ILLINOIS--(CONCLUDED)

  $32,925  Illinois Health Facilities Authority
             Revenue Refunding (Advocate
             Health Care), Series B                                         A                1.050%        $    32,925,000
   13,140  Illinois Health Facilities Authority
             Revenue Refunding (Southern
             Illinois Healthcare), Series B                                 A                1.150              13,140,000
   33,600  Illinois Toll & Highway Authority                                A                0.900              33,600,000
   16,000  Lisle Illinois Multi-Family Revenue
             Housing (Four Lakes Phase V)                                   A                0.900              16,000,000
                                                                                                               303,940,000
--------------------------------------------------------------------------------------------------------------------------

  INDIANA--3.28%

   11,400  Indiana Health Facility Financing
             Authority Hospital Revenue
             (Aces Rehabilation Hospital)                                   A                0.950              11,400,000
    5,000  Indiana Health Facility Financing
             Authority Revenue (Ascension
             Health Credit Group), Series A-2                            07/03/03            1.830               5,000,000
   15,180  Indiana Health Facility Financing
             Authority Revenue (Ascension Health
             Credit Group), Series B                                        A                0.950              15,180,000
    4,000  Indiana Municipal Power Supply
             Systems Revenue Refunding, Series A                            A                0.950               4,000,000
    8,200  Indiana State Educational
             Facilities Authority Revenue
             (University of Notre Dame)                                     A                0.800               8,200,000
   14,000  Indianapolis Local Public
             Improvement Bond, Series F                                  08/29/03            1.250              14,006,066
    9,000  Indianapolis Local Public
             Improvement Bond, Series H                                  01/08/04            1.250               9,017,278
   10,000  Indianapolis Public Improvement
             Bond Bank Notes, Series B                                   07/08/03            2.000              10,001,656
   29,500  St. Joseph County Educational Facilities
             Revenue (University of Notre Dame)                             A                0.850              29,500,000
                                                                                                               106,305,000
--------------------------------------------------------------------------------------------------------------------------

  IOWA--0.72%

    5,100  Iowa Finance Authority Wellness
             Facility Revenue (Community Y
             Marshalltown Project)                                          A                1.050               5,100,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  IOWA--(CONCLUDED)

  $18,100  Iowa Higher Education Loan
             Authority Revenue (Aces Education
             Loan Private College)                                          A                1.000%        $    18,100,000
                                                                                                                23,200,000
--------------------------------------------------------------------------------------------------------------------------

  KENTUCKY--0.13%

    4,100  Breckinridge County Lease Program
             Revenue (Kentucky Association
             Counties Leasing Trust), Series A                               A               1.000               4,100,000

  LOUISIANA--1.32%

    9,700  Calcasieu Parish Industrial
             Development Board Pollution
             Control Revenue (Citgo Petrol Corp.)                            A               1.000               9,700,000
    1,200  East Baton Rouge Parish
             Louisiana Pollution Control
             Revenue Refunding (Exxon Project)                               A               0.950               1,200,000
   15,690  Louisiana Public Facilities Authority
             Revenue (College and University
             Equipment and Capital), Series A                                A               1.050              15,690,000
   16,100  South Louisiana Port Commission
             Marine Terminal Facilities Revenue
             (Occidental Petroleum)                                          A               1.000              16,100,000
                                                                                                                42,690,000
--------------------------------------------------------------------------------------------------------------------------

  MARYLAND--4.03%

   12,755  Baltimore County Revenue
             (Oak Crest Village, Inc. Project),
             Series A                                                        A               1.000              12,755,000
   18,150  Baltimore Maryland Industrial
             Development Authority
             (Baltimore Capital Acquistion)                                  A               0.950              18,150,000
   28,900  Maryland Health & Higher
             Educational Facilities Authority
             (Pooled Loan Program), Series A                                 A               0.950              28,900,000
   29,675  Maryland Health & Higher
             Educational Facilities Authority
             (Pooled Loan Program), Series B                                 A               0.900              29,675,000
   21,595  Maryland Health & Higher
             Educational Facilities Authority
             (Pooled Loan Program), Series D                                 A               0.950              21,595,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  MARYLAND--(CONCLUDED)

   $4,765  Maryland State Economic
             Development Corp. Economic
             Development Revenue (Soccer Project)                           A                1.000%        $     4,765,000
    5,520  Northeast Maryland Waste
             Disposal Authority Resources
             Recovery Revenue Refunding
             (Hartford County Resources)                                    A                0.800               5,520,000
    9,200  University of Maryland
             Equipment Tender Notes                                         A                0.900               9,200,000
                                                                                                               130,560,000
--------------------------------------------------------------------------------------------------------------------------

  MASSACHUSETTS--7.75%

    5,975  Andover Massachusetts Bond
             Anticipation Notes                                          12/18/03            1.500               5,993,182
   14,009  Ashburnham & Westminster ETC
             Regional School District Bond
             Anticipation Notes                                          01/29/04            2.250              14,089,078
   10,600  Boston Water & Sewer
             Commission Revenue, Series A                                   A                0.900              10,600,000
   14,000  Everett Massachusetts Bond
             Anticipation Notes                                          09/12/03            2.500              14,028,700
   17,600  Massachusetts State Bond
             Anticipation Notes, Series A                                09/01/03            4.000              17,669,247
   10,000  Massachusetts State Health &
             Educational Facilities Authority
             Revenue (Bentley College)                                      A                1.000              10,000,000
    3,600  Massachusetts State Health & Educational
             Facilities Authority Revenue
             (Capital Asset Program), Series C A                                             0.900               3,600,000
   15,000  Massachusetts State Health &
             Educational Facilities Authority
             Revenue (Harvard University)                                   A                1.050              15,000,000
   12,000  Massachusetts State Health &
             Educational Facilities Authority
             Revenue (Harvard University),
             Series BB                                                      A                1.050              12,000,000
   14,650  Massachusetts State Health &
             Educational Facilities Authority Revenue
             (Partners Healthcare System), Series P-2                       A                1.000              14,650,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  MASSACHUSETTS--(CONCLUDED)

  $10,000  Massachusetts State Health &
             Educational Facilities Authority,
             Massachusetts Institute of
             Technology, Series J-2                                         A                0.850%        $    10,000,000
   25,200  Massachusetts State Water
             Resources Authority Refunding
             (General Multi-Modal), Series B                                A                0.900              25,200,000
   20,850  Massachusetts State Water
             Resources Authority Refunding
             (General Multi-Modal), Series C                                A                0.900              20,850,000
    5,000  Mendon-Upton Regional School
             District Bond Anticipation Notes                            09/19/03            2.250               5,008,745
   18,000  Natick Massachusetts Bond
             Anticipation Notes                                          04/30/04            2.000              18,133,427
   44,000  Route 3 North Transport Improvement
             Associates Lease Revenue
             (Demand Obligation Bond), Series B                             A                0.900              44,000,000
   10,000  Tyngsborough Massachusetts
             Bond Anticipation Notes                                     11/06/03            3.000              10,043,064
                                                                                                               250,865,443
--------------------------------------------------------------------------------------------------------------------------

  MICHIGAN--2.14%

    9,900  Detroit Sewage Disposal Revenue
             Refunding, Series B                                            A                0.930               9,900,000
    8,200  Michigan State Grant Anticipation
             Notes, Series B                                                A                0.900               8,200,000
    4,000  Michigan State Housing
             Development Authority (Shoal Creek)                            A                1.000               4,000,000
   16,800  Michigan State Housing Development
             Authority, Series 2000-A                                       A                1.050              16,800,000
    2,300  Michigan State Strategic Fund
             Pollution Control Revenue Refunding
             (Consumers Power Project), Series A                            A                0.950               2,300,000
    5,400  Northville Township Economic
             Development Corp. Ltd., Obligation
             Revenue (Thrifty Northville, Inc. Project)                     A                1.175               5,400,000
    5,300  University of Michigan Revenue
             (University Hospital), Series A                                A                0.950               5,300,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  MICHIGAN--(CONCLUDED)

   $8,300  University of Michigan Revenue
             (University Medical Service Plan),
             Series A                                                       A                0.950%        $     8,300,000
    9,135  University of Michigan Revenue
             Refunding (University Medical
             Service Plan), Series A1                                       A                0.950               9,135,000
                                                                                                                 69,335,000
--------------------------------------------------------------------------------------------------------------------------

  MISSISSIPPI--0.59%

   19,100    Harrison County Pollution Control
               Revenue (DuPont)                                             A                0.950              19,100,000

  MISSOURI--3.09%

    6,200  Missouri Development Finance
             Board Cultural Facilities Revenue
             (Nelson Gallery Foundation), Series B                          A                0.980               6,200,000
   14,000  Missouri State Health & Educational
             Facilities Authority Revenue
             (Assemblies of God College)                                    A                1.000              14,000,000
   14,255  Missouri State Health &
             Educational Facilities Authority
             Revenue (Barnes Hospital Project)                              A                0.950              14,255,000
   24,195  Missouri State Health &
             Educational Facilities Authority
             Revenue (Cox Health Systems)                                   A                1.100              24,195,000
   15,400  Missouri State Health &
             Educational Facilities Authority
             Revenue (Medical Research
             Facilities Stowers)                                            A                0.950              15,400,000
   14,500  Missouri State Health & Educational
             Facilities Authority Revenue,                                                   0.950 to
             (Washington University), Series B                              A                0.980              14,500,000
    5,570  St. Charles County Industrial
             Development Authority Revenue
             Refunding (Casalon Apartments Project)                         A                0.980               5,570,000
    6,000  St. Charles County Industrial
             Development Authority Revenue
             Refunding (Remington Apartments Project)                       A                0.980               6,000,000
                                                                                                               100,120,000
--------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  NEBRASKA--0.65%

  $10,100  Lancaster County Hospital Authority
             Revenue (Immanuel Health Systems),
             Series A                                                       A                0.970%        $    10,100,000
   11,100  Nebraska Help Increase Revenue
             (Multi-Modal), Series E                                        A                1.050              11,100,000
                                                                                                                21,200,000
--------------------------------------------------------------------------------------------------------------------------

  NEVADA--0.74%

   24,000  Clark County Airport Improvement
             Revenue (Sub Lien), Series A-1                                 A                0.900              24,000,000

  NEW HAMPSHIRE--1.45%

   13,800  New Hampshire Business Finance
             Authority Resource Recovery
             Revenue (Wheelabrator), Series A                               A                0.950              13,800,000
    5,885  New Hampshire Higher
             Educational & Health Facilities
             Authority Revenue (Mary
             Hitchcock), Series 85-H                                        A                0.950               5,885,000
   19,525  New Hampshire Housing
             Finance Authority, Multi-Family
             Housing Revenue (EQR Bond
             Partnership Project)                                           A                0.900              19,525,000
    7,700  Strafford County Tax
             Anticipation Notes                                          12/26/03            1.500               7,715,654
                                                                                                                46,925,654
--------------------------------------------------------------------------------------------------------------------------

  NEW JERSEY--0.22%

    7,139  Barnegat Township New Jersey
             Board of Education Temporary Notes                          07/17/03            2.750               7,142,477

  NEW MEXICO--0.25%

    8,050  University of New Mexico,
             University Revenue                                             A                0.900               8,050,000

  NEW YORK--1.47%

    10,000 Freeport New York Bond
             Anticipation Notes, Series A                                01/22/04            2.250              10,055,418

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  NEW YORK--(CONCLUDED)

  $ 1,600  New York City Municipal Water
             Finance Authority Water & Sewer
             Systems Revenue, Series C                                      A                0.900%        $     1,600,000
    9,600  New York City Municipal Water
             Finance Authority Water &
             Sewer Systems Revenue,
             Series C                                                       A                0.900               9,600,000
    8,800  New York City Municipal Water
             Finance Authority Water &
             Sewer Systems Revenue, Series F-1                              A                0.900               8,800,000
    6,025  New York City Subseries E-5                                      A            0.950 to 1.100          6,025,000
    1,950  New York City Subseries E-5, Series C                            A                0.950               1,950,000
    9,630  Triborough Bridge & Tunnel
             Authority New York Refunding,
                  Series A                                                  A                0.900               9,630,000
                                                                                                                47,660,418
--------------------------------------------------------------------------------------------------------------------------

  NORTH CAROLINA--2.68%

    6,800  Charlotte Certificates of
             Participation (Government Facilities),
             Series F                                                    06/01/04            1.030               6,800,000
    4,000  Mecklenburg County Lease Revenue
             (The Young Mens Christian Association)                         A                1.000               4,000,000
   17,840  North Carolina Educational Facilities
             Finance Agency Revenue (Duke
             University Project), Series A                                  A                0.960              17,840,000
   11,760  North Carolina Educational
             Facility (Elon College)                                        A                0.950              11,760,000
    6,795  North Carolina Educational Facility
             Finance Agency Revenue
             (Providence Day)                                               A                1.000               6,795,000
    2,200  North Carolina Medical Care
             Commission Hospital Revenue
             (Duke University Hospital), Series B                           A                1.000               2,200,000
   10,000  North Carolina State
             (Public Improvement Bond), Series F                            A                0.920              10,000,000
   15,000  North Carolina State Refunding, Series B                         A                0.900%             15,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  NORTH CAROLINA--(CONCLUDED)
   $7,300  North Carolina State University
             Raleigh Revenue (Centennial
             Campus), Series A                                              A                1.050         $     7,300,000
    4,980  Winston Salem Water & Sewer
             Systems Refunding, Series C                                    A                1.000               4,980,000
                                                                                                                86,675,000
--------------------------------------------------------------------------------------------------------------------------

  OHIO--6.00%

   19,000  Cincinnati City School District
             Bond Anticipation Notes                                     01/20/04            1.300              19,046,740
    9,600  Cleveland Airport Systems
             Revenue, Series C                                              A                0.900               9,600,000
   18,900  Columbus Sewer Revenue                                           A                1.000              18,900,000
    6,000  Cuyahoga County Hospital
             Revenue (University Hospital
             Health Center)                                                 A                1.000               6,000,000
   12,175  Franklin County Hospital
             Revenue Refunding
             (U.S. Health Corp.), Series A                                  A                0.950              12,175,000
   11,235  Franklin County Hospital
             Revenue Refunding
             (U.S.Health Corp.), Series B                                   A                0.950              11,235,000
   10,800  Franklin County Hospital
             Revenue Subordinated
             (Doctors Ohio Health), Series B                                A                1.000              10,800,000
   18,500  Kent State University Revenue                                    A                1.050              18,500,000
    7,250  Mahoning County Housing
             Revenue (Youngstown State
             University Project)                                            A                0.900               7,250,000
   14,200  Ohio State Air Quality Development
             Authority Revenue Refunding
             (Ohio Edison Project), Series A                                A                0.950              14,200,000
    3,400  Ohio State Air Quality Development
             Authority Revenue Refunding
             (Ohio Edison Project), Series C                                A                0.950               3,400,000
    4,475  Ohio State Higher Educational
             Facilities Revenue (Case Western
             Reserve), Series A                                             A                0.950               4,475,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  OHIO--(CONCLUDED)

  $29,900  Ohio State Water Development
             Authority Revenue Refunding
             Water Development Project                                      A                0.900%        $    29,900,000
   24,000  Princeton City School District
             Bond Anticipation Notes                                     01/15/04            1.350              24,057,840
    4,930  University of Toledo General Receipt                             A                1.050               4,930,000
                                                                                                               194,469,580
--------------------------------------------------------------------------------------------------------------------------

  OREGON--1.39%

   38,000  Multnomah County Tax &
             Revenue Anticipation Notes                                  06/30/04            1.750              38,319,200
    6,700  Portland Multi-Family Revenue
             (South Park Block Project), Series A                           A                0.950               6,700,000
                                                                                                                45,019,200
--------------------------------------------------------------------------------------------------------------------------

  PENNSYLVANIA--4.28%

   14,835  Delaware County Authority
             Hospital Revenue (Crozer-Chester
             Medical Center)                                                A                1.000              14,835,000
   20,900  Delaware Valley Regional Finance
             Authority (Local Government Revenue)                           A                0.950              20,900,000
   24,200  Pennsylvania Higher Educational
             Facilities Authority Revenue
             (University of Pittsburgh
             Health Services), Series B                                     A                1.050              24,200,000
   10,000  Pennsylvania Higher Educational
             Facilities Authority Revenue
             (University of Pittsburgh
             Health Services), Series C                                     A                1.050              10,000,000
   10,000  Philadelphia Authority for Industrial
             Development Revenue (Regional
             Performing Arts Center Project)                                A                0.950              10,000,000
    9,700  Philadelphia Hospital & Higher
             Education Health Systems
             (Childrens Hospital Project), Series A                         A                0.980               9,700,000
   10,000  Philadelphia Hospital & Higher
             Education Health Systems
             (Jefferson Health Project),
             Series B                                                    03/26/04            1.200              10,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  PENNSYLVANIA--(CONCLUDED)

  $24,200  University of Pittsburgh of the
             Commonwealth Systems of
             Higher Education (University
             Capital Project), Series A                                     A                1.050%        $    24,200,000
   14,750  York General Authority Revenue
             (Pooled Financing Subordinated),
             Series B                                                       A                1.000              14,750,000
                                                                                                               138,585,000
--------------------------------------------------------------------------------------------------------------------------

  RHODE ISLAND--0.43%

   14,000  Warwick Rhode Island Bond
             Anticipation Notes                                          01/21/04            1.500              14,048,761

  SOUTH CAROLINA--3.12%

   10,000  Piedmont Municipal Power
             Agency, South Carolina
             Electric Revenue Refunding,
             Series A                                                       A                0.950              10,000,000
   11,600  Piedmont Municipal Power
             Agency, South Carolina
             Electric Revenue Refunding,
             Series D                                                       A                0.900              11,600,000
    7,000  Richland County School
             District No. 001 Bond
             Anticipation Notes                                          10/01/03            1.500               7,009,562
   10,000  Rock Hill Utility Systems
             Revenue, Series B                                              A                0.900              10,000,000
   19,380  South Carolina Jobs
             Economic Development
             Authority (Coastal Carolina
             University Project), Series A                                  A                1.000              19,380,000
    5,400  South Carolina Jobs Economic
             Development Authority
             (YMCA Greenville Project)                                      A                1.050               5,400,000
   15,100  South Carolina Jobs Economic
             Development Authority, Hospital
             Facilities Revenue (Baptist
             Healthcare Systems)                                            A                0.950              15,100,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  SOUTH CAROLINA--(CONCLUDED)

  $13,415  South Carolina Jobs Economic
             Development Authority, Hospital
             Facilities Revenue (Orangeburg
             Medical Center)                                                A                0.900%        $    13,415,000
    9,000  Spartanburg County School
             District No. 001 Bond
             Anticipation Notes, Series B                                05/13/04            2.000               9,068,597
                                                                                                               100,973,159
--------------------------------------------------------------------------------------------------------------------------

  TENNESSEE--2.30%

   15,000  Metropolitan Government
             Nashville & Davidson County,
             Industrial Development
             Refunding (David Lipscomb
             University Project)                                            A                1.000              15,000,000
    5,000  Metropolitan Nashville &
             Davidson County, Health &
             Educational Facilities Board
             Revenue (Ascension Health
             Credit), Series B-1                                         07/28/03            1.600               5,000,000
    9,775  Metropolitan Nashville &
             Davidson County, Health &
             Educational Facilities Board
             Revenue (Vanderbilt University)                                A                0.900               9,775,000
    3,900  Metropolitan Nashville
             Airport Authority                                              A                1.000               3,900,000
   17,150  Montgomery County Public Building
             Authority Revenue, (Pooled Loan)                               A                1.000              17,150,000
    8,220  Shelby County, Series A                                          A                1.000               8,220,000
    5,500  Signal Mountain Health Educational &
             Housing Facilities Board Revenue
             Refunding (Alexian Village)                                    A                1.030               5,500,000
    9,790  Tusculum Health Educational &
             Housing Board, Educational
             Facilities Revenue (Tusculum
             College Project)                                               A                1.000               9,790,000
                                                                                                                74,335,000
--------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  TEXAS--7.45%

  $12,800  Georgetown Higher Education
             Finance Corp. (Southwestern University)                       A                 1.000%        $    12,800,000
    4,325  Guadalupe Blanco River Authority
             (Central Texas Tax Power)                                     A                 0.950               4,325,000
    6,100  Harris County Health Facilities Development
             Corp. Special Facilities Revenue
             (Texas Medical Center Project), Series B                      A                 1.000               6,100,000
   10,000  Harris County Industrial
             Development Corp. Revenue
             Refunding (Baytank Houston, Inc. Project)                     A                 0.950              10,000,000
   26,565  Harris County Toll Roads                                        A                 1.100              26,565,000
   16,685  Harris County Toll Roads,
             (Sub-Lien), Series C                                          A                 1.100              16,685,000
    5,500  Midlothian Industrial Development
             Corp. Pollution Control Revenue
             (Bow Crow Cement Co. Project)                                 A                 0.970               5,500,000
    4,000  Red River (Southwestern Public Service)                         A                 1.000               4,000,000
    7,010  Tarrant County Texas Housing
             Finance Corp. Revenue Refunding
             (Multi-Family Housing Apartments
             Project)                                                      A                 1.140               7,010,000
  141,345  Texas State Tax & Revenue
             Anticipation Notes, Series A-L32                            08/29/03            2.750             141,649,961
    6,600  Texas Water Development
             Board Revenue Refunding
             State Revolving Fund                                           A                0.950               6,600,000
                                                                                                               241,234,961
--------------------------------------------------------------------------------------------------------------------------

  UTAH--0.62%

    3,900  Davis County Tax &
             Revenue Anticipation Notes                                  12/30/03            2.000               3,920,275
    8,000  Intermountain Power Agency
             Power Supply Revenue,
             Series E                                                       A                1.000               8,000,000
    8,000  Salt Lake County Tax &
             Revenue Anticipation Notes                                  12/30/03            1.500               8,026,080
                                                                                                                19,946,355
--------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  VERMONT--1.27%

  $29,600  Vermont Educational & Health
             Buildings Financing Agency
             Revenue (Fletcher Allen
             Hospital), Series B                                            A                0.950%        $    29,600,000
    4,000  Vermont Educational & Health
             Buildings Financing Agency
             Revenue (Marlboro College
             Project), Series A                                             A                1.050               4,000,000
    7,500  Vermont Educational & Health
             Buildings Financing Agency
             Revenue (Middlebury College
             Project)                                                    05/03/04            1.150               7,500,000
                                                                                                                41,100,000
--------------------------------------------------------------------------------------------------------------------------

  VIRGINIA--1.49%

   37,510  Loudoun County Industrial Development
             Authority (Falcons Landing Project)                            A                0.950              37,510,000
    7,000  Norfolk Industrial Development
             Authority Revenue (Hospital
             Facilities Childrens Project)                                  A                1.000               7,000,000
    3,800  Roanoke Industrial Development
             Authority Hospital Revenue (Carilion
             Health Services Systems), Series D                             A                0.970               3,800,000
                                                                                                                48,310,000
--------------------------------------------------------------------------------------------------------------------------

  WASHINGTON--4.14%

   13,000  Energy Northwest Washington
             Electric Revenue Refunding
             (Project No. 3), Series D-3-2                                  A                0.970              13,000,000
   22,200  King County Washington Sewer
             Revenue, (Junior Lien), Series B                               A                1.050              22,200,000
    4,595  Pierce County Washington Economic
             Development Corp. Special Revenue
             (Weyerhaeuser Real Estate)                                     A                1.050               4,595,000
    5,100  Port of Vancouver Washington                                     A                1.000               5,100,000
    4,250  Port of Vancouver Washington
             (United Grain Corp. of Oregon)                                 A                1.000               4,250,000
    9,400  Seattle Municipal Light &
             Power Revenue                                                  A                0.900               9,400,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

  WASHINGTON--(CONCLUDED)

  $35,370  Snohomish County Public
             Utility District No. 001 Electric
             Revenue Refunding
             (Generation Systems), Series A                                 A                0.900%        $    35,370,000
   10,000  Tulalip Tribes of The
             Tulalip Reservation
             Special Revenue Refunding                                      A                1.050              10,000,000
    3,695  Washington State Public Power Supply
             Systems Nuclear Project No. 1
             Electric Revenue Refunding, Series 1A-1                        A                0.920               3,695,000
   14,500  Washington State Public Power Supply
             Systems Nuclear Project No. 3
             Electric Revenue Refunding, Series 3A                          A                0.970              14,500,000
   12,055  Washington State, Series VR-96B                                  A                0.880              12,055,000
                                                                                                               134,165,000
--------------------------------------------------------------------------------------------------------------------------

  WISCONSIN--0.77%

   10,000  Wisconsin Center District
             Wisconsin Tax Revenue, Series A                                A                1.000              10,000,000
    5,000  Wisconsin School District Cash
             Flow Management Program
             Certificates of Participation, Series A-1                   09/23/03            2.250               5,008,492
   10,000  Wisconsin State Health &
             Education Facilities Authority
             Revenue (Wheaton Franciscan Services)                          A                1.030              10,000,000
                                                                                                                25,008,492
--------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$3,164,961,940)                                                       3,164,961,940

TAX-EXEMPT COMMERCIAL PAPER--5.97%

  ARIZONA--0.46%
        15,000    Salt River (Agriculture Project)                       08/14/03            1.050              15,000,000

  DISTRICT OF COLUMBIA--0.68%
        22,000    District of Columbia Water &                           08/22/03 to
                    Sewer Revenue                                        08/27/03            0.950              22,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONTINUED)

  ILLINOIS--0.28%

   $9,000  Illinois Educational Facilities
             Authority Revenue                                           08/28/03            1.100%        $     9,000,000

  MARYLAND--0.37%

    7,000  Baltimore County Consolidated
             Public Improvement                                          07/11/03            1.100               7,000,000
    5,000  Howard County Medical
             Consolidated Bond Revenue                                   08/13/03            0.900               5,000,000
                                                                                                                12,000,000
--------------------------------------------------------------------------------------------------------------------------

  MINNESOTA--0.22%

    7,000  City of Rochester (Mayo Foundation)                           07/09/03            1.100               7,000,000

  NEW YORK--0.65%

   21,100  New York City Municipal                                       07/10/03 to         1.050 to
             Water Finance Authority                                     07/17/03            1.100              21,100,000

  PUERTO RICO--0.62%

   20,000  Government Development                                        08/05/03 to         0.950 to
             Bank of Puerto Rico                                         09/26/03            1.050              20,000,000

  TENNESSEE--0.27%

    8,900  Shelby County Health
             Educational & Housing
             Facilities Board Revenue
             (Baptist Hospital)                                          07/21/03            0.950               8,900,000

  TEXAS--1.90%
    9,973  City of Dallas, Waterworks                                    10/10/03            0.850               9,973,000
   15,000  Houston Texas General Obligation                              08/11/03            0.950              15,000,000
   22,550  Irving Texas                                                  07/14/03 to         1.000 to
                                                                         07/15/03            1.050              22,550,000
   14,000  North Central Texas Health
             Facilities Development                                      07/11/03 to         1.050 to
             Corp. (Methodist Hospital)                                  07/18/03            1.100              14,000,000
                                                                                                                61,523,000
--------------------------------------------------------------------------------------------------------------------------

  UTAH--0.18%
    5,900  Intermountain Power Agency
             Power Supply Series B-4                                     08/13/03            1.000               5,900,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

  WASHINGTON--0.34%

  $11,000  Port of Seattle Washington                                    07/11/03            1.100%        $    11,000,000
Total Tax-Exempt Commercial Paper
  (cost--$193,423,000)                                                                                         193,423,000
Total Investments
  (cost--$3,358,384,940) which
  approximates cost for federal
  income tax purposes--103.69%                                                                               3,358,384,940
Liabilities in excess of other assets--(3.69)%                                                                (119,534,910)
Net Assets applicable to 3,239,588,216
  shares of common stock outstanding
  equivalent to $1.00 per share)--100.00%                                                                  $ 3,238,850,030
--------------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2003, and reset periodically.

                      Weighted average maturity -- 26 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2003

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.38%

  $5,000  California Community College
            Financing Tax and Revenue
            Anticipation Notes, Series A                                 06/30/04            2.000%        $     5,059,500
   8,393  California Educational Facilities
            Authority (Stanford University),
            Series L                                                        A                0.850               8,393,000
  15,725  California Educational Facilities
            Authority (Stanford University),
            Series L-8                                                      A                0.850              15,725,000
  18,979  California Health Facilities
            Financing Authority (Floating
            Pooled Loan Program), Series B                                  A                1.000              18,979,000
   1,900  California Health Facilities
            Financing Authority (Hospital
            Adventist Health Systems),
            Series A                                                        A                0.970               1,900,000
   5,300  California Health Facilities
            Financing Authority (Santa
            Barbara Cottage), Series C                                      A                0.950               5,300,000
  10,900  California Housing Finance
            Agency Revenue Pooled
            Loan Program                                                    A                0.940              10,900,000
  15,500  California Infrastructure &
            Economic Development Revenue
            (Buck Institute Age Research)                                   A                0.900              15,500,000
  15,600  California Infrastructure &
            Economic Development Revenue
            (Independent Systems Operation
            Corp. Project), Series B                                        A                1.000              15,600,000
   2,500  California Infrastructure &
            Economic Development
            Revenue (Rand Corp.), Series B                                  A                0.950               2,500,000
  35,000  California School Cash
            Reserve Program Authority                                    07/03/03 to         2.000 to
            Pool, Series A                                               07/06/04            3.000              35,275,967
   3,300  California State, Series A-1                                      A                1.100               3,300,000
     800  California State, Series A-2                                      A                0.950                 800,000
  10,500  California State, Series A-3                                      A                0.950              10,500,000
   9,350  California State, Series B-3                                      A                1.000               9,350,000
   5,000  California State, Series C-1                                      A                1.000               5,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $  900  California State Department
            Water Resources Power
            Supply Revenue, Series B-1                                      A                1.000%        $       900,000
   7,100  California State Department
            Water Resources Power
            Supply Revenue, Series B-2                                      A                1.100               7,100,000
  10,000  California State Department
            Water Resources Power
            Supply Revenue, Series B-5                                      A                1.000              10,000,000
   4,900  California State Department
            Water Resources Power
            Supply Revenue, Series C-5                                      A                1.050               4,900,000
     400  California Statewide
            Communities Development
            Authority Revenue Certificates
            of Participation (Continuing
            Care University Project)                                        A                0.970                 400,000
   1,500  California Statewide
            Communities Development
            Authority Revenue Certificates
            of Participation (House Ear Institute)                          A                1.000               1,500,000
   1,800  California Statewide Communities
            Development Authority Revenue
            Certificates of Participation (John
            Muir/Mount Diablo Health)                                       A                0.920               1,800,000
  28,225  California Transit Financing Authority                            A                1.000              28,225,000
   5,980  Abag Finance Authority for
            Nonprofit Corp. Certificates of
            Participation (Lucile Salter
            Packard Project)                                                A                0.950               5,980,000
  10,595  Alameda Contra Costa
            Schools Financing Authority
            Certificates of Participation
            (Capital Improvement
            Financing Projects), Series A                                   A                1.050              10,595,000
   5,000  Anaheim Certificates of Participation                             A                0.850               5,000,000
   8,000  Bay Area Toll Authority
            Toll Board (San Francisco
            Bay Area), Series C                                             A                0.900               8,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $7,200  Butte County Office
            of Education Tax and
            Revenue Anticipation Notes                                   10/02/03            2.500%        $     7,219,886
   8,330  Chino Basin Regional Financing
            Authority Revenue (Inland
            Empire Utilities), Series A                                     A                0.850               8,330,000
   5,495  Contra Costa County Housing
            Authority Multi-Family
            Revenue (Lakeshore), Series C                                   A                0.950               5,495,000
   9,500  Daly City Housing Finance Agency
            Multi-Family Revenue
            Refunding (Serramonte
            Del Ray), Series A                                              A                0.880               9,500,000
   8,875  East Bay Municipal Utility
            District Water Systems
            Revenue, Subseries A                                            A                0.850               8,875,000
   3,800  Fremont Certificates of
            Participation (Capital
            Improvement Financing Project)                                  A                1.000               3,800,000
   3,755  Fremont Certificates of
            Participation (Office Building
            Improvement & Fire Equipment)                                   A                1.000               3,755,000
   8,000  Fremont Union High School
            District Santa Clara County
            Tax and Revenue Anticipation
            Notes                                                        06/30/04            1.500               8,045,840
  10,000  Fresno Multi-Family Housing
            Revenue Refunding (Heron
            Pointe Apartments), Series A                                    A                0.880              10,000,000
   5,000  Fresno Unified School
            District Tax and Revenue
            Anticipation Notes                                           08/27/03            2.500               5,009,012
   4,800  Golden Empire Schools
            Financing Authority (Kern
            High School District Project)                                   A                0.920               4,800,000
  14,745  Golden Empire Schools
            Financing Authority (Kern
            High School District                                                             0.920 to
            Project), Series A                                              A                1.000              14,745,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $4,300  Golden Empire Schools
            Financing Authority (Kern
            High School District
            Project), Series B                                              A                0.920%        $     4,300,000
  10,431  Irvine Improvement
            Bond Act 1915 Limited
            Obligation (Assessment
            District 85-7-1)                                                A                1.050              10,431,000
   1,000  Irvine Ranch Water District Refunding
            (Improvement District No.182),
            Series A                                                        A                0.900               1,000,000
     300  Irvine Ranch Water
            District Refunding,
            Series A                                                        A                0.920                 300,000
   2,250  Irvine Ranch Water
            District Refunding,
            Series B                                                        A                1.100               2,250,000
  14,805  Livermore California
            Certificates of
            Participation (Capital Projects)                                A                1.000              14,805,000
   5,000  Los Altos School District
            Tax and Revenue
            Anticipation Notes                                           08/07/03            2.500               5,005,347
   8,100  Los Angeles Community
            Redevelopment Agency
            Multi-Family Housing Revenue
            (Skyline at Southpark Phase II)                                 A                1.050               8,100,000
   6,035  Los Angeles County Pension
            Obligation Refunding,
            Series A                                                        A                0.850               6,035,000
   5,000  Los Angeles County Schools
            Tax and Revenue Anticipation
            Notes, Series A                                              06/30/04            1.750               5,041,000
  12,600  Los Angeles County Transport
            Commission Sales Tax and
            Revenue, Series A                                               A                0.850              12,600,000
  12,900  Los Angeles Multi-Family
            Housing Revenue (Museum
            Terrace Apartments, Series H                                    A                1.000              12,900,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 $14,500  Los Angeles Unified School
            District Certificates of
            Participation (Land Acquisition
            Program), Series D                                              A                1.000%        $    14,500,000
  10,000  Los Angeles Unified School
            District Tax and Revenue
            Anticipation Notes, Series A                                 07/01/03            3.000              10,000,000
  10,000  Los Angeles Water and
            Power Revenue,
            Subseries A-1                                                   A                0.900              10,000,000
   8,000  Los Angeles Water and
            Power Revenue,
            Subseries B-1                                                   A                0.850               8,000,000
   4,300  Los Angeles Water and
            Power Revenue,
            Subseries B-3                                                   A                0.920               4,300,000
   4,900  Los Angeles Water and
            Power Revenue,
            Subseries B-6                                                   A                0.970               4,900,000
   4,000  Metropolitan Water
            District Southern
            California Waterworks
            Revenue, Series B                                               A                0.850               4,000,000
   1,900  Metropolitan Water
            District Southern
            California Waterworks
            Revenue, Series B-3                                             A                0.900               1,900,000
   4,700  Metropolitan Water
            District Southern
            California Waterworks
            Revenue, Series B-4                                             A                0.850               4,700,000
   2,200  Metropolitan Water
            District Southern
            California Waterworks
            Revenue, Series C-1                                             A                1.000               2,200,000
   3,850  Mill Valley School District                                    06/30/04            2.000               3,891,079
   3,500  Milpitas Union School
            District Tax and Revenue
            Anticipation Notes                                           06/30/04            1.500               3,519,355
   6,795  Moorpark Industrial
            Development Authority
            (Fred Kavli and Kavlico Corp.)                                  A                0.950               6,795,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $5,000  Mountain View Los
            Altos Union High
            School District Tax and
            Revenue Anticipation Notes                                   06/30/04            1.500%        $     5,027,650
   7,355  M-S-R Public Power
            Agency Revenue (San
            Juan Project), Series E                                         A                0.900               7,355,000
   5,300  Newport Beach Revenue
            (Hoag Memorial Hospital),
            Series A                                                        A                1.000               5,300,000
   1,600  Newport Beach Revenue
            (Hoag Memorial
            Hospital), Series C                                             A                1.000               1,600,000
  16,600  Oakland Alameda County
            Coliseum Authority
            Lease Revenue                                                   A                1.000              16,600,000
  12,000  Oakland Alameda County
            Coliseum Authority
            Lease Revenue (Coliseum
            Project), Series C-2                                            A                0.900              12,000,000
   7,190  Orange County Apartment
            Development Revenue
            (Niguel Village), Series AA                                     A                0.950               7,190,000
   6,340  Orange County Apartment
            Development Revenue
            (Niguel Village), Series U                                      A                1.000               6,340,000
  11,700  Orange County Apartment
            Development Revenue
            (Villas La-Paz), Series F                                       A                0.900              11,700,000
   7,700  Pasadena Certificates of
            Participation (Rose Bowl
            Imports Project)                                                A                1.000               7,700,000
   9,900  Roseville Electric Systems
            Revenue Certificates
            of Participation                                                A                0.950               9,900,000
  10,000  San Bernardino County
            Certificates of Participation
            (County Center Refinancing
            Project)                                                        A                0.900              10,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $9,000  San Bernardino County
            Certificates of Participation
            (Medical Center
            Financing Project)                                              A                1.050%        $     9,000,000
   5,000  San Bernardino County
            Tax and Revenue
            Anticipation Notes                                           07/01/03            3.000               5,000,000
  13,608  San Diego Housing
            Authority Multi-Family
            Housing Revenue
            Refunding (Carmel
            Del Mar-1993), Series E                                         A                0.900              13,608,000
   8,945  San Diego Tax and
            Revenue Anticipation
            Notes, Series A                                              08/01/03            3.000               8,957,735
   5,000  San Diego Unified
            School District Tax and
            Revenue Anticipation
            Notes, Series A                                              07/28/03            3.000               5,005,390
   4,705  San Francisco City and
            County Certificates of
            Participation, Series C-5                                       A                1.000               4,705,000
   8,700  San Francisco City and
            County Redevelopment
            Agency Multi-Family
            Housing Revenue (St. Francis
            Project), Series A                                              A                1.050               8,700,000
   4,000  San Francisco City and
            County Redevelopment
            Agency Revenue (Community
            Facilities District No. 4)                                      A                0.900               4,000,000
   3,500  San Jose Multi-Family
            Housing Revenue
            (Timberwood), Series A                                          A                1.050               3,500,000
  12,800  San Jose Redevelopment
            Agency Revenue (Merged
            Area Redevelopment
            Project), Series A                                              A                1.000              12,800,000
  13,000  San Jose-Santa Clara
            Water Financing
            Authority Sewer
            Revenue, Series B                                               A                0.850              13,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

 $14,450  Santa Clara Financing
            Authority (VMC Facility
            Replacement-Project B)                                          A                0.900%        $    14,450,000
   5,000  Santa Cruz County
            Board of Education
            Tax and Revenue
            Anticipation Notes                                           07/01/03            3.000               5,000,000
  15,050  Simi Valley Multi-Family
            Housing Revenue
            Refunding (Lincoln
            Wood Ranch)                                                     A                1.050              15,050,000
   5,000  Solano County Office of
            Education Tax and
            Revenue Anticipation Notes                                   06/30/04            2.000               5,053,850
   5,000  Sonoma County Tax and
            Revenue Anticipation Notes                                   10/14/03            2.500               5,013,879
   5,300  South Placer Wastewater
            Authority California
            Wastewater Revenue,
            Series B                                                        A                0.950               5,300,000
   9,358  Southeast Resources
            Recovery Facilities
            Authority, Series A                                             A                0.920               9,358,000
  10,500  University of California
            Revenues                                                        A                1.050              10,500,000
   7,000  Vernon Electric System
            Revenue (Malburg
            Project), Series B                                              A                0.950               7,000,000
  20,000  Puerto Rico Commonwealth
            Tax and Revenue
            Anticipation Notes                                           07/30/03            2.500              20,016,066
Total Municipal Bonds and Notes
  (cost--$785,260,556)                                                                                         785,260,556

TAX-EXEMPT COMMERCIAL PAPER--5.00%

   4,000  California Educational
            Facilities Authority                                         09/12/03            0.900               4,000,000
   2,000  Orange County
            Municipal Water District                                     07/22/03            1.050               2,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

  $7,761  Riverside County
            General Obligation,
            Series B                                                     07/14/03            1.050%        $     7,761,000
   5,000  San Diego County
            Teeter, Series A                                             07/10/03            0.900               5,000,000
   4,000  San Gabriel Valley
            Council Governments                                          07/11/03            1.050               4,000,000
   5,000  San Joaquin County
            Transportation Authori  ty                                   08/08/03            1.000               5,000,000
   2,000  University of California
            Revenues                                                     07/23/03            1.050               2,000,000
   8,562  Puerto Rico Commonwealth
            Government Development                                       09/18/03 to
            Bank                                                         09/26/03            0.950               8,562,000
Total Tax-Exempt Commercial Paper
  (cost--$38,323,000)                                                                                           38,323,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments
  (cost--$823,583,556 which
  approximates cost for federal income
  tax purposes)--107.38%                                                                                       823,583,556
Liabilities in excess of other assets--(7.38)%                                                                 (56,578,012)
Net Assets (applicable to 767,427,885
  shares of beneficial interest equivalent
  to $1.00 per share)--100.00%                                                                             $   767,005,544
--------------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2003 and reset periodically.

                      Weighted average maturity -- 34 days

                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2003

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--93.00%

  $6,665  New York State Dormitory
            Authority Revenues
            (Columbia University),
            Series C                                                        A                0.950%        $     6,665,000
  22,920  New York State Dormitory
            Authority Revenues
            (Cornell University),                                                            0.950 to
            Series B                                                        A                1.000              22,920,000
   8,497  New York State Dormitory
            Authority Revenues
            (Metropolitan Museum of Art)                                    A                0.900               8,497,000
   3,355  New York State Dormitory
            Authority Revenues
            (Oxford University Press, Inc.)                                 A                0.900               3,355,000
   2,000  New York State Dormitory
            Authority Revenues
            (State University
            Educational Facilities),
            Series B                                                     05/15/04            5.750               2,080,786
  13,100  New York State Dormitory
            Authority Revenues
            (Wagner College)                                                A                1.050              13,100,000
   6,400  New York State Energy
            Research & Development
            Authority Pollution
            Control Revenue
            (New York State Electric &
            Gas), Series C                                                  A                0.950               6,400,000
  21,750  New York State Energy
            Research & Development
            Authority Pollution Control
            Revenue (Orange &
            Rockland Project), Series A                                     A                0.850              21,750,000
  20,000  New York State Housing
            Finance Agency
            (Normandie Court I Project)                                     A                0.920              20,000,000
   5,000  New York State Housing
            Finance Agency Service
            Contract Revenue, Series I                                      A                1.050               5,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 $13,500  New York State Local Government
            Assistance Corp. (Senior Lien),
            Series A-BV                                                     A                0.930%        $    13,500,000
   2,500  New York State Local
            Government Assistance
            Corp. (Sub Lien),
            Series 4-V                                                      A                1.050               2,500,000
   7,800  New York State Local
            Government Assistance
            Corp., Series B                                                 A                0.920               7,800,000
   9,000  New York State Local
            Government Assistance
            Corp., Series C                                                 A                0.920               9,000,000
   7,000  New York State Local
            Government Assistance
            Corp., Series D                                                 A                0.900               7,000,000
   5,000  New York State Power
            Authority Revenue &
            General Purpose
            Obligation Bond                                              09/02/03            2.900               5,012,373
   3,695  New York State Thruway
            Authority General
            Revenue, Series A                                               A                0.920               3,695,000
   1,000  New York State Thruway
            Authority, (Highway and
            Bridge Trust) Series B                                       04/01/04            4.500               1,026,318
   3,400  Babylon General
            Obligation Bond                                                 A                0.850               3,400,000
  17,600  Babylon Industrial
            Development Agency
            Resources (Ogden
            Martin Project)                                                 A                1.000              17,600,000
   3,000  Board of Cooperative
            Educational Services
            Sole Supervisory District                                    06/01/04            1.750               3,016,410
   2,880  Canandaigua City School
            District Bond Anticipation
            Notes                                                        07/30/03            2.250               2,881,439
   2,000  Erie County Revenue
            Anticipation Notes                                           09/17/03            2.500               2,004,508

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $6,550  Erie County Water
            Authority                                                       A                0.850%        $     6,550,000
   5,000  Freeport New York Bond
            Anticipation Notes,
            Series A                                                     01/22/04            2.250               5,027,709
   1,000  Freeport New York Bond
            Anticipation Notes,
            Series B                                                     03/18/04            1.750               1,003,992
   2,715  Great Neck North Water
            Authority Systems
            Revenue, Series-A                                               A                1.000               2,715,000
   5,200  Guilderland Center School
            District Tax Anticipation Notes                              10/31/03            1.250               5,207,020
   2,409  Guilderland Center School
            District Bond Anticipation Notes                             07/08/04            1.500               2,425,483
  24,300  Jay Street Development
            Corp. New York City
            Facility Lease Revenue
            (Jay Street Project),
            Series A-3                                                      A                0.900              24,300,000
   5,200  Long Island Power
            Authority Electric
            Systems Revenue, Series 7                                       A                0.930               5,200,000
   6,900  Long Island Power
            Authority Electric Systems
            Revenue, SubSeries 1-B                                          A                0.980               6,900,000
   4,500  Long Island Power
            Authority Electric Systems
            Revenue, SubSeries 3-B                                          A                0.950               4,500,000
   9,400  Long Island Power
            Authority Electric Systems
            Revenue, SubSeries G                                            A                0.850               9,400,000
  10,000  Metropolitan Transportation
            Authority, Series D-1                                           A                0.900              10,000,000
   9,500  Mineola Union Free School
            District Tax Anticipation
            Notes                                                        06/29/04            1.500               9,544,840
   9,000  Nassau County Interim
            Finance Authority,
            Series A                                                        A                0.880               9,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 $15,700  New York City Housing
            Development Corp.
            Multi-Family Rental
            Housing (Parkgate
            Development), Series A                                          A                0.900%        $    15,700,000
   6,500  New York City Housing
            Development Corp.
            Multi-Family Rental
            Housing (Queenswood
            Apartments), Series A                                           A                0.900               6,500,000
   2,800  New York City Industrial
            Development Agency
            Civic Facility Revenue
            (Calhoun School)                                                A                1.100               2,800,000
   3,480  New York City Industrial
            Development Agency
            Civic Facility Revenue
            (Church of Heavenly Rest)                                       A                0.950               3,480,000
   7,065  New York City Industrial
            Development Agency
            Civic Facility Revenue
            (MSMC Realty Corp. Project)                                     A                0.940               7,065,000
     600  New York City Industrial
            Development Agency
            Civic Facility Revenue
            (National Audubon Society)                                      A                0.980                 600,000
  21,000  New York City Municipal
            Water Finance Authority
            Water & Sewer Systems
            Revenue, SubSeries C-1                                          A                0.900              21,000,000
   7,315  New York City Trust for
            Cultural Resources Revenue
            (American Museum of
            Natural History), Series A                                      A                0.850               7,315,000
   5,605  New York City Trust for
            Cultural Resources
            Revenue (Asia Society)                                          A                0.950               5,605,000
   3,295  New York City Trust for
            Cultural Resources
            Revenue (Carnegie Hall)                                         A                0.850               3,295,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

 $12,795  New York City Trust for
            Cultural Resources Revenue
            (Manhattan School of Music)                                     A                0.950%        $    12,795,000
   2,450  New York City Trust for
            Cultural Resources Revenue
            (Soloman R. Guggenheim), Series B                               A                0.980               2,450,000
   2,000  New York City, Series B                                           A                0.950               2,000,000
   2,900  New York City, Series B, SubSeries B-3                            A                0.900               2,900,000
   8,100  New York City, Series B, SubSeries B-4                            A                0.900               8,100,000
   2,300  New York City, Series B, SubSeries B-5                            A                0.950               2,300,000
   4,000  New York City, Series B-2, SubSeries B-5                          A                0.950               4,000,000
   1,200  New York City, SubSeries B-3                                      A                0.950               1,200,000
   3,400  New York City, SubSeries E-4                                      A                0.920               3,400,000
   2,600  New York City, SubSeries E-6                                      A                0.900               2,600,000
   4,100  Niagara Falls Toll Bridge Commission                              A                0.850               4,100,000
  15,665  Oneida County Industrial
            Development Agency
            Revenue Civic Facilities
            (Hamilton College)                                              A                1.050              15,665,000
   5,000  Oneida Indian Nation                                              A                1.000               5,000,000
   5,830  Orange County Industrial
            Development Agency
            Civic Facility Revenue
            (Horton Medical Center)                                         A                0.950               5,830,000
   6,455  Port Authority of New York &
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 2                                           A                0.900               6,455,000
   2,200  Port Authority of New York &
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 5                                           A                0.940               2,200,000
  10,000  Riverhead Central School
            District Tax Anticipation
            Notes                                                        06/30/04            1.500              10,050,200
   2,825  Rochester General
            Obligation Bond,
            Series A                                                     10/15/03            4.000               2,844,617

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

 $16,750  Rockland County
            Revenue Anticipation
            Notes                                                        02/26/04            2.000%        $    16,847,515
   1,010  Suffolk County Public
            Improvement, Series B                                        10/01/03            5.000               1,018,885
   1,400  Suffolk County Industrial
            Development Agency Research
            Facilities Revenue (Cold Spring
            Harbor Laboratory Project)                                      A                1.000               1,400,000
  20,200  Suffolk County Water
            Authority Bond Anticipation
            Notes                                                           A                0.900              20,200,000
  18,000  Triborough Bridge &
            Tunnel Authority
            Revenues General
            Purpose, Series B                                               A                0.900              18,000,000
   8,915  Triborough Bridge &
            Tunnel Authority Special
            Obligation, Series D                                            A                0.900               8,915,000
   5,000  Ulster County Bond
            Anticipation Notes                                           06/11/04            1.750               5,035,073
   9,493  Yonkers Industrial
            Development Agency
            (Consumers Union Facility)                                      A                1.050               9,492,645
   9,500  Puerto Rico Commonwealth
            Tax and Revenue
            Anticipation Notes                                           07/30/03            2.500               9,506,947
Total Municipal Bonds and Notes
  (cost--$547,643,760)                                                                                         547,643,760
--------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--10.54%

  18,400  New York State Power                                           07/08/03 to         0.900 to
            Authority                                                    07/23/03            1.100              18,400,000
  13,500  Metropolitan Transportation                                    08/08/03 to         0.900 to
            Authority                                                    09/05/03            1.050              13,500,000
   8,000  New York City Municipal                                        07/10/03 to         1.000 to
            Water Finance Authority                                      07/17/03            1.100               8,000,000
   3,000  Port Authority of
            New York & New Jersey                                        09/10/03            0.900               3,000,000

 PRINCIPAL
   AMOUNT                                                                MATURITY          INTEREST
   (000)                                                                  DATES              RATES              VALUE
--------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)
 $19,143  Government Development                                         08/05/03 to         0.950 to
            Bank of Puerto Rico                                          09/19/03            1.080%        $    19,143,000
Total Tax-Exempt Commercial
  Paper (cost--$62,043,000)                                                                                     62,043,000
Total Investments
  (cost--$609,686,760, which
  approximates cost for federal income
  tax purposes)--103.54%                                                                                       609,686,760
Liabilities in excess of other assets--(3.54)%                                                                 (20,836,203)
Net Assets (applicable to 588,972,728 shares
  of beneficial interest equivalent to
  $1.00 per share)--100.00%                                                                                $   588,850,557
--------------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2003 and reset periodically.

                      Weighted average maturity -- 37 days


                 See accompanying notes to financial statements

UBS NEW JERSEY MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2003

  PRINCIPAL
   AMOUNT                                                               MATURITY           INTEREST
    (000)                                                                DATES               RATES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--96.90%

  $3,000  New Jersey Economic
            Development Authority
            (Bayonne Project Improvement),
            Series B                                                        A                0.950%        $     3,000,000
   7,700  New Jersey Economic
            Development Authority
            (Bayonne Project
            Improvement), Series C                                          A                0.950               7,700,000
   6,000  New Jersey Economic
            Development Authority
            (Center for Aging-Applewood)                                    A                0.890               6,000,000
   1,080  New Jersey Economic
            Development Authority
            (Church and Dwight Co. Project)                                 A                0.950               1,080,000
   1,500  New Jersey Economic
            Development Authority
            (Columbia Universal Project)                                    A                0.950               1,500,000
   6,000  New Jersey Economic
            Development Authority
            (Crowley Liner Services Project)                                A                0.950               6,000,000
   2,750  New Jersey Economic
            Development Authority
            (Danic Urban Renewel)                                           A                0.950               2,750,000
     695  New Jersey Economic
            Development Authority
            (Economic Growth), Series B                                     A                0.900                 695,000
   1,755  New Jersey Economic
            Development Authority
            (Economic Growth), Series C                                     A                0.900               1,755,000
     355  New Jersey Economic
            Development Authority
            (Economic Growth), Series D-1                                   A                1.000                 355,000
   3,145  New Jersey Economic
            Development Authority
            (Institute of Electrical), Series A                             A                0.950               3,145,000
     405  New Jersey Economic
            Development Authority
            (Kenwood USA Corp. Project)                                     A                1.000                 405,000
     995  New Jersey Economic
            Development Authority
            (Marco Holdings LLC), Series A                                  A                1.150                 995,000

  PRINCIPAL
   AMOUNT                                                               MATURITY           INTEREST
    (000)                                                                DATES               RATES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $1,650  New Jersey Economic
            Development Authority
            Market Transition Facilities
            Revenue Senior Lien,
            Series A                                                     07/01/04            7.000%        $     1,747,465
   1,045  New Jersey Economic
            Development Authority
            (RDR Investment Co. LLC)                                        A                1.150               1,045,000
   1,275  New Jersey Economic
            Development Authority,
            Series G                                                        A                0.900               1,275,000
   3,200  New Jersey Economic
            Development Authority
            Speciality Facilities
            Revenue (Port Newark
            Container LLC)                                                  A                1.030               3,200,000
   3,705  New Jersey Economic
            Development Authority
            (Stolthaven Project),
            Series A                                                        A                0.800               3,705,000
   2,000  New Jersey Economic
            Development Authority
            (Thermal Energy
            Limited Partnership)                                            A                1.000               2,000,000
   4,100  New Jersey Economic
            Development Authority
            Water Facilities Revenue
            Refunding (United Water NJ,
            Inc. Project), Series A                                         A                0.900               4,100,000
   3,505  New Jersey Economic
            Development Authority
            Water Facilities Revenue
            Refunding (United Water
            NJ, Inc. Project), Series B                                     A                1.100               3,505,000
   3,125  New Jersey Educational
            Facilities Authority
            (College of New
            Jersey), Series A                                               A                0.950               3,125,000
   6,000  New Jersey Educational
                  Facilities Authority (Princeton                                            0.900 to
                  University), Series B                                     A                1.000               6,000,000

  PRINCIPAL
   AMOUNT                                                               MATURITY           INTEREST
    (000)                                                                DATES               RATES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $2,200  New Jersey Environmental
            Infrastructure Trust
            (Environmental
            Infrastructure), Series A                                    09/01/03            4.000%        $     2,210,854
   1,255  New Jersey Health
            Care Facilities
            Authority Revenue (Jersey Shore
            Medical Center)                                              07/01/04            6.200               1,346,214
   6,670  New Jersey Health
            Care Facilities
            Authority Revenue
            (St. Barnabas), Series A                                        A                0.950               6,670,000
   1,000  New Jersey Sports &
            Exposition Authority,
            Series B-1                                                      A                0.900               1,000,000
   2,000  New Jersey State
            Housing and Mortgage
            Financing Agency Revenue
            (Home Buyer), Series EE                                      04/01/04            1.100               2,000,000
   1,500  New Jersey State Transit
            Corp. Capital Grant
            Anticipation Notes,
            Series A                                                     09/01/03            5.500               1,511,263
   4,300  New Jersey State Turnpike
            Authority                                                       A                0.900               4,300,000
   2,000  New Jersey State Turnpike
            Authority (Putters Series 155)                                  A                0.980               2,000,000
   2,000  Barnegat Township
            Board of Education Temporary Notes                           07/17/03            2.750               2,000,974
   2,800  Camden County Improvement
            Authority Revenue Sewer
            Redevelopment (Harvest
            Village Project), Series A                                      A                0.950               2,800,000
   1,320  Camden County
            Municipal Utility Authority
            Sewer Revenue Bonds                                          07/15/03            6.000               1,322,299
   5,950  Essex County Improvement
            Authority Revenue (Pooled
            Government Loan Program)                                        A                0.920               5,950,000

  PRINCIPAL
   AMOUNT                                                               MATURITY           INTEREST
    (000)                                                                DATES               RATES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

  $1,400  Gloucester County Industrial
            Pollution Control Financing
            Authority Revenue (Mobil
            Oil Refining Co. Project)                                       A                0.650%        $     1,400,000
   1,000  Jersey City Redevelopment
            Authority Multi-Family
            Housing (Dickson Mills)                                         A                0.900               1,000,000
   1,000  Mercer County Improvement
            Authority (Atlantic Foundation)                                 A                0.930               1,000,000
   2,250  Monmouth County Improvement
            Authority (Pooled
            Government Loan Program)                                        A                0.830               2,250,000
   1,000  Moorestown Township
            Bond Anticipation Notes                                      05/27/04            1.750               1,006,711
   3,000  Morris County General
            Obligation Bonds                                             07/15/03            6.000               3,005,676
   2,929  Mount Laurel Township
            Bond Anticipation Notes                                      06/25/04            1.500               2,946,680
   3,500  New Milford School District                                    10/01/03            2.250               3,506,005
   1,665  North Jersey District Water Supply
            Community Refunding
            (Wanaque South Project),
            Series A                                                     07/01/04            3.000               1,699,738
   1,020  Pennsauken Township
            New Jersey School
            District Refunding General
            Obligation Bonds                                             03/01/04            4.250               1,041,015
   4,950  Port Authority of New York and
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 2                                           A                0.900               4,950,000
   5,310  Port Authority of New York and
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 3                                           A                0.940               5,310,000
     300  Port Authority of New York and
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 4                                           A                0.950                 300,000
   1,900  Port Authority of New York and
            New Jersey Special Obligation
            Revenue (Versatile Structure
            Obligation), Series 5                                           A                0.940               1,900,000

  PRINCIPAL
   AMOUNT                                                               MATURITY           INTEREST
    (000)                                                                DATES               RATES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

  $1,000  Readington Township Bond
            Anticipation Notes                                           02/10/04            2.125%        $     1,006,033
   3,122  Roselle Park Bond
            Anticipation Notes                                           10/10/03            2.400               3,129,310
   4,290  Rutgers State University
            Refunding, Series A                                             A                0.950               4,290,000
   4,525  Salem County Pollution
            Control Financing
            Refunding (Atlantic
            City Electric), Series A                                        A                0.850               4,525,000
   6,000  Union County Improvement
            Authority (Cedar Glen
            Housing Corp.), Series A                                        A                0.900               6,000,000
   2,000  University of Medicine &
            Dentistry, Series B                                             A                0.980               2,000,000
   2,900  Westwood Bond
            Anticipation Notes                                           09/24/03            2.250               2,904,847
   3,470  Puerto Rico Commonwealth
            Tax and Revenue
            Anticipation Notes                                           07/30/03            2.500               3,473,003
Total Municipal Bonds and Notes
  (cost--$156,838,087)                                                                                         156,838,087
--------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--2.66%

  4,296   Puerto Rico Commonwealth
            Government Development                                       08/05/03 to         1.000 to
            Bank (cost--$4,296,000)                                      08/28/03            1.100               4,296,000
Total Investments (cost--$161,134,087 which
  approximates cost for federal income
  tax purposes)--99.56%                                                                                        161,134,087
Other assets in excess of liabilities--0.44%                                                                       719,869
Net Assets (applicable to 161,849,634 shares
  of beneficial interest equivalent to $1.00
  per share)--100.00%                                                                                      $   161,853,956
--------------------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2003 and reset periodically.

                      Weighted average maturity -- 37 days

                 See accompanying notes to financial statements

                      (This page intentionally left blank)

UBS RMA

Statement of Operations

                                                           FOR THE YEAR ENDED JUNE 30, 2003
                                                          ---------------------------------
                                                            MONEY MARKET    U.S. GOVERNMENT
                                                             PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $   374,056,852   $    39,339,007
EXPENSES:
Investment advisory and administration fees                   114,402,733         9,879,480
Service fees                                                           --         3,159,542
Transfer agency and related services fees                      16,943,005           500,946
Insurance expense                                               4,135,420            31,069
Custody and accounting                                          2,288,055           252,763
Reports and notices to shareholders                             1,273,803            35,862
Federal and state registration fees                               438,057            55,296
Directors'/Trustees' fees                                         357,536            39,351
Professional fees                                                 113,864            95,429
Interest expense                                                       --                --
Other expenses                                                    100,704            28,541
                                                              140,053,177        14,078,279
Net investment income                                         234,003,675        25,260,728
Net realized gains from investment transactions                    51,043                --
Net increase in net assets resulting from operations      $   234,054,718   $    25,260,728
-------------------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED JUNE 30, 2003
                                                          ---------------------------------------------------------------------
                                                                               CALIFORNIA         NEW YORK         NEW JERSEY
                                                              TAX-FREE          MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                FUND           MONEY FUND        MONEY FUND        MONEY FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $    44,144,783   $     9,985,457   $     7,692,784   $     1,832,448
EXPENSES:
Investment advisory and administration fees                    14,069,194         3,647,168         2,797,635           742,706
Service fees                                                    4,260,137           995,613           743,646           178,250
Transfer agency and related services fees                         966,995           200,476           154,301            47,965
Insurance expense                                                 929,314           162,627           124,223            26,389
Custody and accounting                                            340,811            79,649            59,492            14,854
Reports and notices to shareholders                               121,280            17,909            14,382             5,080
Federal and state registration fees                               361,884            25,178            15,262            17,548
Directors'/Trustees' fees                                          55,632            12,487             9,224             2,242
Professional fees                                                 116,645            75,319            60,368            51,206
Interest expense                                                    7,077                --                --                --
Other expenses                                                     71,942             3,652             1,297             3,804
                                                               21,300,911         5,220,078         3,979,830         1,090,044
Net investment income                                          22,843,872         4,765,379         3,712,954           742,404
Net realized gains from investment transactions                        --                --             2,120                --
Net increase in net assets resulting from operations      $    22,843,872   $     4,765,379   $     3,715,074   $       742,404
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

Statement of Changes in Net Assets

                                                               FOR THE YEARS ENDED JUNE 30,
                                                          ------------------------------------
                                                                  2003              2002
----------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income                                      $    234,003,675   $    532,157,459
Net realized gains from investment transactions                      51,043         10,345,071
Net increase in net assets resulting from operations            234,054,718        542,502,530
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (234,003,675)      (532,157,459)
Net increase (decrease) in net assets from capital share
 transactions                                                  (936,158,868)       149,601,330
Net increase (decrease) in net assets                          (936,107,825)       159,946,401
NET ASSETS:
Beginning of year                                            22,768,982,414     22,609,036,013
End of year                                                $ 21,832,874,589   $ 22,768,982,414
----------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income                                      $     25,260,728   $     48,206,479
Net realized loss from investment transactions                           --            (35,834)
Net increase in net assets resulting from operations             25,260,728         48,170,645
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                           (25,260,728)       (48,206,479)
Net increase in net assets from capital share
  transactions                                                  153,624,603        356,561,029
Net increase in net assets                                      153,624,603        356,525,195
NET ASSETS:
Beginning of year                                             2,356,828,604      2,000,303,409
End of year                                                $  2,510,453,207   $  2,356,828,604
----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                             FOR THE YEARS ENDED JUNE 30,
                                                          ---------------------------------
                                                                2003              2002
-------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND

FROM OPERATIONS:
Net investment income                                     $    22,843,872   $    42,625,229
Net realized gain from investment transactions                         --           143,281
Net increase in net assets resulting from operations           22,843,872        42,768,510
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                         (22,843,872)      (42,552,220)
Net decrease in net assets from capital share
 transactions                                                 (16,669,569)      (30,846,955)
Net decrease in net assets                                    (16,669,569)      (30,630,665)
NET ASSETS:
Beginning of year                                           3,255,519,599     3,286,150,264
End of year                                               $ 3,238,850,030   $ 3,255,519,599
-------------------------------------------------------------------------------------------

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                     $     4,765,379   $     8,868,833
Net realized gain from investment transactions                         --             9,787
Net increase in net assets resulting from operations            4,765,379         8,878,620
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (4,765,379)       (8,868,833)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                             13,341,239        (6,306,936)
Net increase (decrease) in net assets                          13,341,239        (6,297,149)
NET ASSETS:
Beginning of year                                             753,664,305       759,961,454
End of year                                               $   767,005,544   $   753,664,305
-------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                             FOR THE YEARS ENDED JUNE 30,
                                                          ---------------------------------
                                                                2003              2002
-------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                     $     3,712,954   $     6,495,348
Net realized gain (loss) from investment transactions               2,120                (2)
Net increase in net assets resulting from operations            3,715,074         6,495,346
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (3,712,954)       (6,495,348)
Net increase (decrease) in net assets derived
 from beneficial interest transactions                         29,507,693       (15,149,645)
Net increase (decrease) in net assets                          29,509,813       (15,149,647)
NET ASSETS:
Beginning of year                                             559,340,744       574,490,391
End of year                                               $   588,850,557   $   559,340,744
-------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income                                     $       742,404   $     1,214,790
Net realized loss from investment transactions                         --               (30)
Net increase in net assets resulting from operations              742,404         1,214,760
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                            (742,404)       (1,214,790)
Net increase in net assets derived from
  beneficial interest transactions                             33,354,255        26,337,247
Net increase in net assets                                     33,354,255        26,337,217
NET ASSETS:
Beginning of year                                             128,499,701       102,162,484
End of year                                               $   161,853,956   $   128,499,701
-------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and U.S. Government Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligations to repurchase, the Money Market Portfolio and U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and U.S. Government Portfolio occasionally participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                     ANNUAL RATE
-------------------------------------------------------------------------
MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
All                                                              0.50%*

U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
Up to $300 million                                               0.50
In excess of $300 million up to $750 million                     0.44
Over $750 million                                                0.36

RMA TAX-FREE:
Up to $1.0 billion                                               0.50
In excess of $1.0 billion up to $1.5 billion                     0.44
Over $1.5 billion                                                0.36
-------------------------------------------------------------------------

At June 30, 2003, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                       $  9,138,528
U.S. Government Portfolio                                         825,493
RMA Tax-Free                                                    1,131,186
RMA California                                                    291,454
RMA New York                                                      228,435
RMA New Jersey                                                     68,988
-------------------------------------------------------------------------

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS Financial Services Inc. under the Advisory Contract.

----------
* Effective August 29, 2003, fee schedule for RMA New Jersey will change to match that indicated for U.S. Government Portfolio, RMA California and RMA New York.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by UBS Global AM for the similar services it provides for the Money Market Portfolio. At June 30, 2003, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                            $  264,369
RMA Tax-Free                                                            341,403
RMA California                                                           78,939
RMA New York                                                             60,693
RMA New Jersey                                                           16,557
-------------------------------------------------------------------------------

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. For the year ended June 30, 2003, the Money Market Portfolio and the U.S. Government Portfolio earned $1,194,627 and $240,106, respectively, for lending securities. Each Fund's lending agent was UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC). UBS Securities LLC (or UBS Financial Services Inc.) earned $401,217 and $80,723 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, for the year ended June 30, 2003. At June 30, 2003, the Money Market Portfolio and the U.S. Government Portfolio owed UBS Securities LLC $24,661 and $8,882, respectively, in compensation.

At June 30, 2003, the Money Market Portfolio and the U.S. Government Portfolio had securities on loan having a market value of $1,476,692,220 and $185,126,270, respectively. The custodian for Money Market Portfolio and U.S. Government Portfolio held cash and cash equivalents as collateral for securities loaned of $1,442,748,674 and $190,630,137, respectively. In addition, Money Market Portfolio's custodian held U.S. Government securities having an aggregate value of $66,279,659 as collateral for portfolio securities loaned as follows:

  PRINCIPAL
    AMOUNT                                   MATURITY    INTEREST
    (000)                                     DATES        RATES          VALUE
  ----------------------------------------------------------------------------------
  $14,500     Federal Home Loan Bank       06/28/04      4.750%     $   15,029,453
   51,000     Federal National
               Mortgage Association        12/04/06      2.200          51,250,206
                                                                    $   66,279,659
---------------------------------------------------------------------------------

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds. For the year ended June 30, 2003, UBS Global AM (or UBS Financial Services Inc., which provided such services prior to UBS Global AM) received an approximate percentage of the total transfer agency and related services fees paid by a Fund to PFPC from PFPC, not the Funds, as follows:

Money Market Portfolio                                                         56%
U.S. Government Portfolio                                                      58%
RMA Tax-Free                                                                   54%
RMA California                                                                 55%
RMA New York                                                                   60%
RMA New Jersey                                                                 60%
---------------------------------------------------------------------------------

OTHER LIABILITIES

At June 30, 2003, the Funds had the following liabilities outstanding:

                                                    PAYABLE FOR
                                   DIVIDENDS        INVESTMENTS      OTHER ACCRUED
                                    PAYABLE          PURCHASED         EXPENSES*
---------------------------------------------------------------------------------
Money Market Portfolio          $   2,315,702   $    67,902,627     $   3,830,018
U.S. Government Portfolio             281,132                --           230,046
RMA Tax-Free                          244,755       138,123,532           352,208
RMA California                         57,217        65,817,458            95,091
RMA New York                           40,046        30,243,953            73,226
RMA New Jersey                          7,347                --            34,573
---------------------------------------------------------------------------------

* Excludes investment advisory and administration fees, service fees and payable for securities lending collateral where applicable.

MONEY MARKET FUND INSURANCE BONDS

At June 30, 2003, each Fund (except U.S. Government Portfolio) had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each of these Funds. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended June 30, 2003, the Funds did not use these insurance bonds.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax. At June 30, 2003, the components of accumulated earnings on a tax basis were as follows:

                                                                             ACCUMULATED      TOTAL TAX BASIS
                                           ORDINARY         TAX-EXEMPT       CAPITAL AND        ACCUMULATED
                                            INCOME           INCOME         OTHER LOSSES         EARNINGS
-------------------------------------------------------------------------------------------------------------
Money Market Portfolio                  $   7,693,561                --                --      $   7,693,561
U.S. Government Portfolio                     364,277                --     $     (66,251)           298,026
RMA Tax-Free                                       --     $     244,755              (841)           243,914
RMA California                                     --            80,772           (23,373)            57,399
RMA New York                                       --            71,216                --             71,216
RMA New Jersey                                     --            11,697               (30)            11,667

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2003 and June 30, 2002 was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2003 and June 30, 2002 was tax-exempt income.

At June 30, 2003, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

FISCAL YEAR           U.S.               RMA                             RMA
ENDING        GOVERNMENT PORTFOLIO    TAX-FREE    RMA CALIFORNIA      NEW JERSEY
--------------------------------------------------------------------------------
2004                       --       $      108      $   23,373                --
2011               $   66,251              733              --        $       30
                   $   66,251       $      841      $   23,373        $       30

BANK LINE OF CREDIT

RMA Tax-Free participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest was charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. For the year ended June 30, 2003, RMA Tax-Free had an average daily amount of borrowing outstanding under the Facility of $38,788,750 for four days with a related weighted average annualized interest rate of 1.76%, which resulted in $7,077 of interest expense. For the year ended June 30, 2003, RMA Tax-Free paid a commitment fee of $46,786 to UBS AG. At June 30, 2003, there were no outstanding borrowings under the Facility.

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE YEAR ENDED                      MONEY MARKET    U.S. GOVERNMENT         RMA
JUNE 30, 2003:                           PORTFOLIO         PORTFOLIO          TAX-FREE
-----------------------------------------------------------------------------------------
Shares sold                           146,833,090,706    16,712,133,925    20,319,801,073
Shares repurchased                   (148,002,613,103)  (16,583,558,613)  (20,359,158,321)
Dividends reinvested                      233,363,529        25,049,291        22,687,679
Net increase (decrease)
  in shares outstanding                  (936,158,868)      153,624,603       (16,669,569)
-----------------------------------------------------------------------------------------

FOR THE YEAR ENDED                      MONEY MARKET    U.S. GOVERNMENT         RMA
JUNE 30, 2002:                           PORTFOLIO         PORTFOLIO          TAX-FREE
-----------------------------------------------------------------------------------------
Shares sold                           153,678,521,921    13,381,868,290    19,245,238,308
Shares repurchased                   (154,066,937,112)  (13,074,060,124)  (19,319,463,245)
Dividends reinvested                      538,016,521        48,752,863        43,377,982
Net increase (decrease)
  in shares outstanding                   149,601,330       356,561,029       (30,846,955)
-----------------------------------------------------------------------------------------

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                      RMA CALIFORNIA      RMA NEW YORK    RMA NEW JERSEY
FOR THE YEAR ENDED                    MUNICIPAL MONEY   MUNICIPAL MONEY   MUNICIPAL MONEY
JUNE 30, 2003:                             FUND               FUND              FUND
-----------------------------------------------------------------------------------------
Shares sold                             4,300,854,819     3,911,667,870     1,051,608,716
Shares repurchased                     (4,292,249,715)   (3,885,838,900)   (1,018,987,939)
Dividends reinvested                        4,736,135         3,678,723           733,478
Net increase in shares
  outstanding                              13,341,239        29,507,693        33,354,255
-----------------------------------------------------------------------------------------

                                      RMA CALIFORNIA      RMA NEW YORK    RMA NEW JERSEY
FOR THE YEAR ENDED                    MUNICIPAL MONEY   MUNICIPAL MONEY   MUNICIPAL MONEY
JUNE 30, 2002:                             FUND               FUND              FUND
-----------------------------------------------------------------------------------------
Shares sold                             3,977,382,059     3,724,376,063       832,521,578
Shares repurchased                     (3,992,761,726)   (3,746,149,537)     (807,408,773)
Dividends reinvested                        9,072,731         6,623,829         1,224,442
Net increase (decrease)
  in shares outstanding                    (6,306,936)      (15,149,645)       26,337,247
-----------------------------------------------------------------------------------------

UBS RMA MONEY MARKET PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.010            0.022            0.055            0.052            0.046
Dividends from net investment income             (0.010)          (0.022)          (0.055)          (0.052)          (0.046)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         1.02%            2.25%            5.61%            5.29%            4.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $ 21,832,875     $ 22,768,982     $ 22,609,036     $ 15,821,189     $ 13,446,140
Expenses to average net assets                     0.61%            0.60%            0.59%            0.59%            0.59%
Net investment income to average net
 assets                                            1.02%            2.21%            5.42%            5.19%            4.64%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA U.S. GOVERNMENT PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.010            0.021            0.052            0.048            0.044
Dividends from net investment income             (0.010)          (0.021)          (0.052)          (0.048)          (0.044)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         1.00%            2.12%            5.31%            4.88%            4.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $  2,510,453     $  2,356,829     $  2,000,303     $  1,670,845     $  1,354,594
Expenses to average net assets                     0.56%            0.57%            0.57%            0.59%            0.60%
Net investment income to average net
 assets                                            1.00%            2.06%            5.15%            4.81%            4.35%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA TAX FREE FUND INC.

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.007            0.012            0.032            0.031            0.026
Dividends from net investment income             (0.007)          (0.012)          (0.032)          (0.031)          (0.026)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         0.67%            1.24%            3.28%            3.10%            2.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $  3,238,850     $  3,255,520     $  3,286,150     $  2,593,878     $  2,424,938
Expenses to average net assets                     0.63%            0.60%            0.59%            0.60%            0.59%
Net investment income to average net
 assets                                            0.67%            1.23%            3.20%            3.06%            2.63%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.006            0.011            0.027            0.026            0.023
Dividends from net investment income             (0.006)          (0.011)          (0.027)          (0.026)          (0.023)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         0.60%            1.10%            2.75%            2.59%            2.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $    767,006     $    753,664     $    759,961     $    626,424     $    575,296
Expenses to average net assets                     0.66%            0.65%            0.66%            0.65%            0.67%
Net investment income to average net
 assets                                            0.60%            1.09%            2.70%            2.56%            2.28%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.006            0.011            0.030            0.029            0.025
Dividends from net investment income             (0.006)          (0.011)          (0.030)          (0.029)          (0.025)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         0.62%            1.08%            3.04%            2.93%            2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)            $    588,851     $    559,341     $    574,490     $    437,253     $    372,880
Expenses to average net assets                     0.67%            0.68%            0.69%            0.67%            0.65%
Net investment income to average net
 assets                                            0.62%            1.07%            2.95%            2.90%            2.46%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                     FOR THE YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------
                                               2003             2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income                             0.005            0.010            0.028            0.027            0.022
Dividends from net investment income             (0.005)          (0.010)          (0.028)          (0.027)          (0.022)
NET ASSET VALUE, END OF YEAR               $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)                         0.51%            0.97%            2.86%            2.72%            2.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000'S)            $    161,854     $    128,500     $    102,162     $     93,276     $     62,972
Expenses to average net assets                     0.73%            0.77%            0.79%            0.78%            0.89%
Net investment income to average net
 assets                                            0.50%            0.94%            2.77%            2.69%            2.18%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA

Report of Ernst & Young LLP, Independent Auditors

To the Boards of Directors/Trustees and Shareholders of:
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the Funds comprising UBS RMA Money Fund Inc.), UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (two of the Funds comprising UBS Managed Municipal Trust) and UBS RMA New Jersey Municipal Money Fund (the sole Fund comprising UBS Municipal Money Market Series) (collectively, the "Funds") as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
August 15, 2003

UBS RMA

Supplemental Information (unaudited)

BOARDS OF DIRECTORS OR TRUSTEES & OFFICERS

UBS RMA Money Fund Inc. ("RMA Money Fund") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free Fund") (each a "Corporation") were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") (each a "Trust") were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series.

INTERESTED BOARD MEMBERS

                                                        TERM OF
                                                      OFFICE+ AND
                                POSITION(S)            LENGTH OF
     NAME, ADDRESS,             HELD WITH                TIME                  PRINCIPAL OCCUPATION(S)
        AND AGE                    FUND                 SERVED                   DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Director/             Since 1996        Mrs. Alexander is retired. She was an
56                             Trustee               (Managed          executive vice president of UBS
                                                     Municipal Trust,  Financial Services Inc. (March 1984 to
                                                     RMA Money         December 2002). She was chief executive
                                                     Fund, RMA         officer (from January 1995 to
                                                     Tax-Free Fund)    October 2000), a director (from
                                                     Since 1995        January 1995 to September 2001) and
                                                     (Municipal        chairman (from March 1999 to
                                                     Money             September 2001) of UBS Global AM.
                                                     Market
                                                     Series)

Brian M. Storms*++; 48         Director/Trustee      Since 2003        Mr. Storms is chief executive officer of UBS
                               and                                     Global Asset Management--Americas region
                               Chairman                                (since July 2002). Mr. Storms was chief
                               of the                                  executive officer, president and/or chief
                               Board of                                operating officer of UBS Global AM and
                               Directors/Trustees                      certain affiliated asset management
                                                                       companies from 1999 to July 2002. He was
                                                                       president of Prudential Investments
                                                                       (1996-1999).

Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as "board members"), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member and officer of the Corporation or Trust, the board member's and officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations' and Trusts' Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-762 1000.

                                                NUMBER OF
     NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
        AND AGE                         OVERSEEN BY BOARD MEMBER                        HELD BY BOARD MEMBER
-----------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Mrs. Alexander is a director or trustee              None
56                             of 19 investment companies (consisting
                               of 40 portfolios) for which UBS Global
                               AM or one of its affiliates serves as
                               investment advisor, sub-advisor or
                               manager.

Brian M. Storms*++; 48         Mr. Storms is a director or trustee of               None
                               23 investment companies (consisting of
                               83 portfolios) for which UBS Global AM
                               or one of its affiliates serves as
                               investment advisor, subadvisor or
                               manager.

INDEPENDENT BOARD MEMBERS

                                                        TERM OF
                                                      OFFICE+ AND
                                POSITION(S)            LENGTH OF
     NAME, ADDRESS,             HELD WITH                TIME                  PRINCIPAL OCCUPATION(S)
        AND AGE                    FUND                 SERVED                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68       Director/             Since 1996        Mr. Armstrong is chairman and
R.Q.A. Enterprises             Trustee                                 principal of R.Q.A. Enterprises
One Old Church Road--                                                  (management consulting firm) (since
Unit # 6                                                               April 1991 and principal occupation
Greenwich, CT 06830                                                    since March 1995).

David J. Beaubien; 68          Director/             Since 2001        Mr. Beaubien is chairman of Yankee
101 Industrial Road            Trustee                                 Environmental Systems, Inc., a
Turners Falls, MA 01376                                                manufacturer of meteorological measuring
                                                                       systems (since 1991).

Richard R. Burt; 56            Director/             Since 1996        Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.    Trustee                                (international information and security
Washington, D.C.                                                       firm) and IEP Advisors (international
20004                                                                  investments and consulting firm).


Meyer Feldberg; 61             Director/             Since 1991        Mr. Feldberg is Dean and Professor of
Columbia University            Trustee               (Managed          Management of the Graduate School
101 Uris Hall                                        Municipal Trust)  of Business, Columbia University
New York, New York                                   Since 1996        (since 1989).
10027                                                (Municipal
                                                     Money Market
                                                     Series)
                                                     Since 1992
                                                     (RMA Money
                                                     Fund, RMA
                                                     Tax-Free Fund)

                                                NUMBER OF
     NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
        AND AGE                         OVERSEEN BY BOARD MEMBER                        HELD BY BOARD MEMBER
-----------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68       Mr. Armstrong is a director or trustee of 19         Mr. Armstrong is also a director of AlFresh
R.Q.A. Enterprises             investment companies (consisting of 40               Beverages Canada, Inc. (a Canadian beverage
One Old Church Road--          portfolios) for which UBS Global AM                  subsidiary of AlFresh Foods Inc.)
Unit # 6                       or one of its affiliates serves as investment
Greenwich, CT 06830            advisor, sub-advisor or manager.

David J. Beaubien; 68          Mr. Beaubien is a director or trustee of 19          Mr. Beaubien is also a director of
101 Industrial Road            investment companies (consisting of 40               IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376        portfolios) for which UBS Global AM                  of electronic assemblies.
                               or one of its affiliates serves as investment
                               advisor, sub-advisor or manager.

Richard R. Burt; 56            Mr. Burt is a director or trustee of 19              Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.    investment companies (consisting of 40              Hollinger International, Inc. (publishing),
Washington, D.C.               portfolios) for which UBS Global AM                  HCL Technologies, Ltd., The Central
20004                          or one of its affiliates serves as investment        European Fund, Inc., The Germany Fund, Inc.,
                               advisor, sub-advisor or manager.                     IGT, Inc. (provides technology to gaming and
                                                                                    wagering industry) and chairman of
                                                                                    Weirton Steel Corp. (makes and finishes
                                                                                    steel products). He is also a director or
                                                                                    trustee of funds in the Scudder Mutual
                                                                                    Funds Family (consisting of 47 portfolios).

Meyer Feldberg; 61             Dean Feldberg is a director or trustee of 33         Dean Feldberg is also a director of Primedia
Columbia University            investment companies (consisting of 54               Inc. (publishing), Federated Department Stores,
101 Uris Hall                  portfolios) for which UBS Global AM or one           Inc. (operator of department stores), Revlon,
New York, New York             of its affiliates serves as investment advisor,      Inc. (cosmetics), Select Medical Inc.
10027                          sub-advisor or manager.                              (healthcare services) and SAPPI, Ltd. (producer
                                                                                    of paper).

                                                        TERM OF
                                                      OFFICE+ AND
                                POSITION(S)            LENGTH OF
NAME, ADDRESS,                  HELD WITH                TIME                  PRINCIPAL OCCUPATION(S)
   AND AGE                         FUND                 SERVED                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66          Director/             Since 1987        Mr. Malek is chairman of Thayer
1455 Pennsylvania              Trustee               (Managed          Capital Partners (merchant bank) and
Avenue, N.W.                                         Municipal Trust,  chairman of Thayer Hotel Investors III,
Suite 350                                            RMA Money         Thayer Hotel Investors II and Lodging
Washington, D.C.                                     Fund,             Opportunities Fund (hotel investment
20004                                                RMA Tax-Free      partnerships) (since 1992).
                                                     Fund)
                                                     Since 1996
                                                     (Municipal
                                                     Money Market
                                                     Series)

Carl W. Schafer; 67            Director/             Since 1996        Mr. Schafer is president of the Atlantic
66 Witherspoon Street          Trustee               (Managed          Foundation (charitable foundation)
#1100                                                Municipal Trust,  (since 1993).
Princeton, NJ 08542                                  RMA Money
                                                     Fund,
                                                     RMA Tax-Free
                                                     Fund)
                                                     Since 1990
                                                     (Municipal
                                                     Money Market
                                                     Series)

William D. White; 69           Director/             Since 2001        Mr. White is retired (since 1994).
P.O. Box 199                   Trustee
Upper Black Eddy, PA
18972

                                                NUMBER OF
     NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
        AND AGE                         OVERSEEN BY BOARD MEMBER                        HELD BY BOARD MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66          Mr. Malek is a director or trustee of 19             Mr. Malek is also a director of Aegis
1455 Pennsylvania              investment companies (consisting of 40               Communications, Inc. (tele-services), American
Avenue, N.W.                   portfolios) for which UBS Global AM                  Management Systems, Inc. (management
Suite 350                      or one of its affiliates serves as investment        consulting and computer related services),
Washington, D.C.               advisor, sub-advisor or manager.                     Automatic Data Processing, Inc. (computing
20004                                                                               services), CB Richard Ellis, Inc. (real estate
                                                                                    services), Federal National Mortgage
                                                                                    Association, FPL Group, Inc. (electric
                                                                                    services), Manor Care, Inc. (healthcare), and
                                                                                    Northwest Airlines Inc.

Carl W. Schafer; 67            Mr. Schafer is a director or trustee of 19           Mr. Schafer is also a director of Labor Ready,
66 Witherspoon Street          investment companies (consisting of 40               Inc. (temporary employment), Roadway Corp.
#1100                          portfolios) for which UBS Global AM                  (trucking), Guardian Life Insurance
Princeton, NJ 08542            or one of its affiliates serves as investment        Company Mutual Funds (consisting of
                               advisor, sub-advisor or manager.                     19 portfolios), the Harding, Loevner Funds
                                                                                    (consisting of three portfolios), E.I.I. Realty
                                                                                    Securities Trust (investment company) and
                                                                                    Frontier Oil Corporation.

William D. White; 69           Mr. White is a director or trustee of 19             None
P.O. Box 199                   investment companies (consisting of 40
Upper Black Eddy, PA           portfolios) for which UBS Global AM or
18972                          one of its affiliates serves as
                               investment advisor, sub-advisor or manager.

OFFICERS

                                                        TERM OF               PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND               DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF             NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH                TIME              FUND COMPLEX FOR WHICH PERSON
        AND AGE                    FUND                 SERVED                   SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Debbie Baggett*; 44            Vice President        Since 1995        Ms. Baggett is a director and portfolio
                                                     (RMA              manager of UBS Global AM.
                                                     Tax-Free          Ms. Baggett is a vice president of
                                                     Fund)             four investment companies (consisting
                                                     Since 1990        of nine portfolios) for which
                                                     (Managed          UBS Global AM or one of its affiliates
                                                     Municipal Trust)  serves as investment advisor,
                                                     Since 1996        sub-advisor or manager.
                                                     (Municipal
                                                     Money Market
                                                     Series)

W. Douglas Beck*; 36           Vice President        Since 2003        Mr. Beck is an executive director and
                                                                       head of mutual fund product
                                                                       management of UBS Global AM (since
                                                                       2002). From March 1998 to November
                                                                       2002, he held various positions at
                                                                       Merrill Lynch, the most recent being
                                                                       first vice president and co-manager of
                                                                       the managed solutions group. Mr. Beck
                                                                       is vice president of 22 investment
                                                                       companies (consisting of 81 portfolios)
                                                                       for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Thomas Disbrow*; 37            Vice President        Since 2000        Mr. Disbrow is a director and a senior
                               and Assistant                           manager of the mutual fund finance
                               Treasurer                               department of UBS Global AM. Prior
                                                                       to November 1999, he was a vice president
                                                                       of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                       a vice president and assistant treasurer
                                                                       of 19 investment companies (consisting of
                                                                       40 portfolios) for which UBS Global AM or
                                                                       one of its affiliates serves as
                                                                       investment advisor, sub-advisor or
                                                                       manager.

                                                        TERM OF               PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND               DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF             NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH                TIME              FUND COMPLEX FOR WHICH PERSON
        AND AGE                    FUND                 SERVED                   SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Amy R. Doberman*; 41           Vice President        Since 2000        Ms. Doberman is a managing director and
                               and Secretary                           general counsel of UBS Global AM. From
                                                                       December 1997 through July 2000, she was
                                                                       general counsel of Aeltus Investment
                                                                       Management, Inc. Ms. Doberman is vice
                                                                       president and assistant secretary of five
                                                                       investment companies (consisting of 44
                                                                       portfolios) and vice president and
                                                                       secretary of 19 investment companies
                                                                       (consisting of 40 portfolios) for which
                                                                       UBS Global AM or one of its affiliates
                                                                       serves as investment advisor, sub-advisor
                                                                       or manager.

Elbridge T. Gerry III*;        Vice President        Since 1996        Mr. Gerry is a managing director--
46                                                   (Managed          fixed income of UBS Global AM
                                                     Municipal         Mr. Gerry is a vice president
                                                     Trust)            of six investment companies
                                                     Since 2000        (consisting of 11 portfolios)
                                                     (Municipal        for which UBS Global AM or one
                                                     Money             of its affiliates serves as
                                                     Market Series,    investment advisor, sub-advisor or
                                                     RMA Tax-Free      manager.
                                                     Fund)

David M. Goldenberg*; 36       Vice President        Since 2002        Mr. Goldenberg is an executive
                               and Assistant                           director and deputy general counsel
                               Secretary                               of UBS Global AM. From 2000 to
                                                                       2002 he was director, legal affairs at
                                                                       Lazard Asset Management. Mr. Goldenberg
                                                                       served in various capacities, including
                                                                       most recently as global director of
                                                                       compliance for SSB Citi Asset Management
                                                                       Group from 1996 to 2000. Mr. Goldenberg
                                                                       is a vice president and secretary of five
                                                                       investment companies (consisting of 44
                                                                       portfolios) and a vice president and
                                                                       assistant secretary of 19 investment
                                                                       companies (consisting of 40 portfolios)
                                                                       for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                                        TERM OF               PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND               DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF             NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH                TIME              FUND COMPLEX FOR WHICH PERSON
        AND AGE                    FUND                 SERVED                   SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney*; 37          Vice President        Since 1999        Mr. Mahoney is a director and a
                               and Assistant                           senior manager of the mutual
                               Treasurer                               fund finance department of
                                                                       UBS Global AM. Prior to April 1999, he
                                                                       was the manager of the mutual fund
                                                                       internal control group of Salomon Smith
                                                                       Barney. Mr. Mahoney is a vice president
                                                                       and assistant treasurer of 19 investment
                                                                       companies (consisting of 40 portfolios)
                                                                       for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Michael H. Markowitz**;        Vice President        Since 2001        Mr. Markowitz is an executive
38                                                   (RMA              director, portfolio manager and head
                                                     Money             of U.S. short duration fixed income
                                                     Fund)             of UBS Global AM. He is also an
                                                                       executive director and portfolio manager
                                                                       of UBS Global Asset Management (Americas)
                                                                       Inc., an affiliate of UBS Global AM.
                                                                       Mr. Markowitz is a vice president of five
                                                                       investment companies (consisting of 25
                                                                       portfolios) for which UBS Global AM or
                                                                       one of its affiliates serves as
                                                                       investment advisor, sub-advisor or
                                                                       manager.

Susan P. Ryan*; 43             Vice President        Since 1995        Ms. Ryan is an executive director and
                                                     (RMA              a portfolio manager of UBS Global
                                                     Money             AM. Ms. Ryan is a vice president of
                                                     Fund)             five investment companies (consisting
                                                                       of 13 portfolios) for which UBS Global AM
                                                                       or one of its affiliates serves as
                                                                       investment advisor, sub-advisor or
                                                                       manager.

                                                        TERM OF               PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND               DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF             NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH                TIME              FUND COMPLEX FOR WHICH PERSON
        AND AGE                    FUND                 SERVED                   SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Paul H. Schubert*; 40          Vice President        Since 1994        Mr. Schubert is an executive director
                               and Treasurer         (Managed          and head of the mutual fund finance
                                                     Municipal         department of UBS Global AM.
                                                     Trust, RMA        Mr. Schubert is treasurer and principal
                                                     Money Fund,       accounting officer of three investment
                                                     RMA Tax-Free)     companies (consisting of 41 portfolios),
                                                     Since 1995        a vice president and treasurer of 20
                                                     (Municipal        investment companies (consisting of 41
                                                     Money             portfolios), and treasurer and chief
                                                     Market            financial officer of one investment
                                                     Series)           company (consisting of two portfolios)
                                                                       for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Joseph A. Varnas*; 35          President             Since 2003        Mr. Varnas is a managing director (since
                                                                       March 2003), chief technology officer
                                                                       (since March 2001) and head of product,
                                                                       technology and operations of UBS Global
                                                                       AM (since November 2002). From 2000 to
                                                                       2001, he was manager of product
                                                                       development in Investment Consulting
                                                                       Services at UBS Financial Services Inc.
                                                                       Mr. Varnas was a senior analyst in the
                                                                       Global Securities Research and Economics
                                                                       Group at Merrill Lynch from 1995 to 1999.
                                                                       Mr. Varnas is president of 22 investment
                                                                       companies (consisting of 81 portfolios)
                                                                       for which UBS Global AM or one of its
                                                                       affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

                                                        TERM OF               PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND               DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF             NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,             HELD WITH                TIME              FUND COMPLEX FOR WHICH PERSON
        AND AGE                    FUND                 SERVED                   SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Keith A. Weller*; 42           Vice President        Since 1995        Mr. Weller is a director and senior
                               and Assistant         (Managed          associate general counsel of UBS
                               Secretary             Municipal         Global AM. Mr. Weller is a vice
                                                     Trust,            president and assistant secretary of 19
                                                     RMA Money         investment companies (consisting of
                                                     Fund, RMA         40 portfolios) for which UBS Global
                                                     Tax-Free          AM or one of its affiliates
                                                     Fund)             serves as investment advisor,
                                                     Since 1996        sub-advisor or manager.
                                                     (Municipal
                                                     Money
                                                     Market
                                                     Series)

    * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
   ** This person's business address is One North Wacker Drive, Chicago,
      Illinois 60606.
    + Each board member holds office for an indefinite term. Officers are appointed by the board members and serve at the pleasure of a board.
   ++ Mrs. Alexander and Mr. Storms are "interested persons" of a
      Corporation/Trust as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

DIRECTORS/TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Frederic V. Malek

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Susan P. Ryan
VICE PRESIDENT
(TAXABLE FUNDS)

Debbie Baggett
VICE PRESIDENT
(TAX-FREE FUNDS)

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                         Presorted
                                                                   Standard
                                                                  U.S.Postage
   UBS GLOBAL ASSET MANAGEMENT (US) INC.                             PAID
   51 West 52nd Street                                           Smithtown, NY
   New York, New York 10019-6114                                  Permit 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.-

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR requirement not yet effective with respect to the registrant.

   (a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.CERT.

   (b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS MUNICIPAL MONEY MARKET SERIES

By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: September 5, 2003
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: September 5, 2003
      -----------------

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert
      Treasurer

Date: September 5, 2003
      -----------------